N-2	Sep. 17, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002132363
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-296007
Investment Company Act File Number	811-24186
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	1
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	1
Entity Registrant Name	AB Tax-Aware Credit Opportunities Fund
Entity Address, Address Line One	501 Commerce Street
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	800
Local Phone Number	221-5672
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class A	Advisor
Shareholder Transaction Fees:
Maximum Sales Load (percentage of offering price)(1)	2.50%	None
Maximum Contingent Deferred Sales Load	1.50%	None
Early Repurchase Fee	None	None
(1)
Investors purchasi
n
g Class A Shares may be charged a sales load of up to 2.50% of the investor’s gross purchase. Purchases of Class A shares in amounts of $250,000 or more may be subject to a 1.50%, one-year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. Please consult your financial firm for additional information. See “Plan of Distribution.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Expenses (as a percentage of net assets)(2):
Management Fee(2)	0.85%	0.85%
Interest Expenses on Borrowed Funds(3)	0.65%	0.65%
Other Expenses(4)	1.47%	0.72%
Distribution and/or Servicing Fee	0.75%	N/A
Other operating expenses	0.72%	0.72%
Total Annual Fund Expenses	2.97%	2.22%

Fee Waiver and/or Expense Reimbursement(5)	(1.32)%	(1.32)%

Total Annual Fund Expenses After Fee Waiver and/or Expense Reimbursement(5)	1.65%	0.90%

(2)	The Fund pays the Adviser the Management Fee in consideration of the investment advisory services that the Adviser provides to the Fund. See “Investment Advisory Agreement.”
(3)	“Interest Expenses on Borrowed Funds” assumes an annual average indebtedness of approximately 20.4% of the Fund’s average annual net assets with a projected interest rate expense of 3.2%.
(4)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(5)
Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”), between the Fund and the Adviser, the Adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund so that certain of the Fund’s aggregate operating expenses, including organizational and offering expenses, excluding (i) fees and expenses of acquired funds (other than investment advisory fees of acquired funds for which the Adviser serves as investment adviser); (ii) interest expense, financing and borrowing costs, and any other related expenses for borrowings; (iii) taxes; (iv) expenses related to portfolio transactions and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, and prime brokerage fees and expenses); and (v) extraordinary expenses, including expenses related to litigation, to be limited to 1.00% and 0.25% of average daily net assets for Class A Shares and Advisor Class Shares, respectively, in each case on an annualized basis (the “Operating Expense Limitation”). To determine the amount of expenses in excess of the Operating Expense Limitation, the amount of allowable fiscal-year-to-date
expenses is computed daily by prorating based on the number of days elapsed within the fiscal year of the Fund (the “Prorated Limitation”). The Prorated Limitation will be compared to the expenses of the Fund recorded through the current day in order to produce the allowable expenses to be recorded and accrued for the Fund’s current day (the “Allowable Expenses”). If the expenses of the Fund for the current day exceed the Allowable Expenses, the Adviser will be responsible for such excess and will for the current day (i) reduce the Adviser’s advisory fees and/or (ii) reimburse the Fund accordingly. The Expense Limitation Agreement will remain in effect for a period of one-year from the effective date of this Registration Statement and will terminate automatically upon the expiration of the Term, unless renewed by the Adviser, subject to Board approval thereof. The Expense Limitation Agreement may be terminated at any time, and without payment of any penalty, by the Board upon sixty (60) days’ written notice to the Adviser. The Adviser may not terminate the Expense Limitation Agreement unless the Adviser provides the Fund with at least sixty (60) days’ notice. The Adviser may receive reimbursement of any fees waived or reimbursements made to the Fund pursuant to the Expense Limitation Agreement; provided, however, that only fees waived or reimbursements made to the Fund during the 12-month period from the effective date of this Registration Statement (the “Eligible Period”) shall be eligible for recoupment, and any such recoupment must be made within three years of the date on which the Fund incurred the expense. The Adviser may seek recoupment of Eligible Period expenses only if such recoupment can be achieved within the operating expense limitation in effect at the time of the waiver or the operating expense limitation in effect at the time of recoupment, whichever is lower, and such repayment has been approved by the Board.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example:
You would pay the following fees and expenses on a $1,000 investment in the Fund, assuming a 5% annual return:

	Class A	Advisor Shares
After 1 Year	$41	$9
After 3 Years	$98	$52
After 5 Years	$158	$98
After 10 Years	$318	$225
The Example is based on the estimated fees and expenses set out above, except that the Example assumes that (i) organizational and offering costs, which are included in the Fund’s expenses set out above, are only incurred in the first year; and (ii) the Operating Expense Limitation is in effect for only the first year and the Adviser is not reimbursed for any amounts pursuant to the terms of the Expense Limitation Agreement. This Example should not be considered a representation of future expenses, as actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the Example. A greater rate of return than that used in the Example would increase certain fees and expenses paid by the Fund.

Purpose of Fee Table , Note [Text Block]	The following table illustrates the fees and expenses that the Fund expects to incur and that shareholders investing in the Fund can expect to bear directly or indirectly. While Advisor Shares are not subject to a front-end sales charge, if you purchase Advisor Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine.
Basis of Transaction Fees, Note [Text Block]	percentage of offering price
Other Expenses, Note [Text Block]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]	The Fund pays the Adviser the Management Fee in consideration of the investment advisory services that the Adviser provides to the Fund. See “Investment Advisory Agreement.”
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE
The investment objective of the Fund will be to seek to deliver a high level of after-tax total return through income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in credit investments (collectively, the “Credit Investments”), which are defined as fixed income securities with a credit rating below AA-. Credit Investments include tax-exempt municipal securities, taxable municipals and taxable securities.
INVESTMENT STRATEGY
Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment and quarterly) in a portfolio of Credit Investments. The Credit Investments include tax-exempt municipal securities, taxable municipals and taxable securities. The Fund may invest up to 35% in non-municipal securities, including corporate debt securities, non-government mortgage backed and other asset-backed securities, loans, preferred equity, and derivatives. At times, the Fund will invest a significant portion of its assets in Credit Investments that are rated below investment grade by rating agencies or are unrated. Such investments may include defaulted or partially defaulted loans. Credit Investments that are rated below investment grade (commonly referred to as “high yield” securities or “junk bonds”) are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Some of the Credit Investments will have no public credit rating. The absence of a public credit rating does not reflect the credit quality of a security and a significant portion of securities are unrated, as obtaining a rating is often not economically practical for a given issuance.
The Fund seeks to invest in high yield municipal securities in both publicly syndicated market transactions and directly sourced opportunities. Publicly syndicated market transactions are generally available to a broad range of investors and are executed in the OTC market by market maker dealers or from an underwriter for newly-issued securities. Directly sourced municipal transactions are a specialty type of financing in the municipal market that generally involve direct and enhanced interactions with issuers and underwriters and involve a smaller number of investors than publicly syndicated transactions. Directly sourced municipal transactions involve enhanced due diligence, investor partnership, and transaction complexity. Certain complex municipal transactions are not easily financed through traditional public offering channels due to the specific challenges or needs of the borrower. This complexity creates the opportunity for AllianceBernstein, L.P., the Adviser, to add value to the Fund’s investors by adding value to borrowers in such transactions. Directly sourced high yield transactions may offer investor benefits including, among others: (i) yield premiums relative to similar public market issuances; (ii) enhanced due diligence through early involvement, providing additional time to conduct fundamental credit analysis and evaluate risks; (iii) direct relationships with borrowers, providing the benefits of future transaction opportunities and ongoing risk mitigation; and (iv) capital gain opportunities derived from yield premiums at issuance and the Adviser’s underwriting and legal structuring expertise. The Adviser’s credit research team evaluates potential directly sourced opportunities and presents them to the portfolio management team for discussion. Every bond receives an internal credit research rating and is actively monitored throughout the duration of the investment.
The Fund’s 80% policy with respect to investments in Credit Investments is not fundamental and may be changed by the Board without shareholder approval if the Fund conducts a tender or repurchase offer to allow shareholders to redeem shares in advance of changing the Fund’s 80% policy, the Fund provides shareholders at least 60 days’ prior written notice of any change to the 80% policy in advance of such tender or repurchase offer in the manner prescribed by the SEC, and the tender or repurchase offer, as applicable, is not oversubscribed. The Fund’s investments in derivatives (valued at their notional amount for purposes of the Fund’s 80% policy), other investment companies and other instruments are counted towards the Fund’s 80% investment policy to the extent they provide investment exposure to Credit Investments or to market risk factors associated with the investment focus suggested by the Fund’s name.
The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund’s other holdings. The Fund may invest in: forward commitments; tender option bonds (“TOBs”);
zero-coupon
municipal securities and variable, floating and inverse floating-rate municipal securities; certain types of mortgage-related securities; and derivatives, such as options, futures contracts, forwards and swaps. The Fund may also from time to time invest in securities of other investment companies, including exchange-traded funds, to the extent that these investments are consistent with the Fund’s investment objective, strategies and policies and are permissible under the 1940 Act or any applicable exemption therefrom.
The Fund may enter into TOB transactions in which the Fund transfers one or more municipal securities into a special purpose entity (the “TOB Trust”). The Fund receives cash and a residual interest security (sometimes referred to as “inverse floaters”) issued by the TOB Trust in return. The TOB Trust simultaneously issues securities that pay an interest rate that is reset each week based on an index of high-grade short-term demand notes. These securities (sometimes referred to as “floaters”) are bought by third parties, including tax-exempt
money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The floaters typically have first priority on the cash flow from the underlying municipal securities held by the TOB Trust, and the remaining cash flow, less certain expenses, is paid to holders of the inverse floaters. The interest rate payable on the inverse floaters bears an inverse relationship to the interest rate on the floaters. Under certain circumstances, the TOB Trust may be terminated or collapsed, either by the Fund or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying municipal securities or in the event holders of the floaters tender their securities to the liquidity provider. The Fund continues to earn all the interest from the transferred municipal securities less the amount of interest paid on the floaters and the expenses of the TOB Trust, which may include payments to the trustee and the liquidity provider and organizational costs. The Fund receives cash proceeds from the TOB Trust’s sale of the floaters as consideration for the transferred municipal securities and uses the cash proceeds for investment purposes (e.g., the purchase of longer-term municipal securities), which involves leverage.
The Fund is permitted to invest, without limitation, directly or indirectly, on margin or otherwise, in securities, other financial instruments of U.S. and
non-U.S.
entities and other assets, including capital stock; shares of beneficial interest; partnership interests and similar financial instruments; bonds, notes and debentures (whether subordinated, convertible or otherwise); claims or other causes of action, matured or unmatured, contingent or otherwise, of creditors and/or equity holders of any person against such person, including, without limitation, “claims” and “interests,” in each case as defined under title 11 of the United States Code entitled “Bankruptcy,” as the same may be hereafter amended from time to time, and any successor statute or statutes thereto, and all rights and options relating to the foregoing; currencies; commodities; physical and intangible assets; interest rate, currency, commodity, equity and other derivative products, including (i) futures contracts (and options thereon) relating to stock indices, currencies, U.S. Government securities and securities of
non-U.S.

governments, other financial instruments and all other commodities, (ii) swaps, options, swaptions, warrants, caps, collars, floors and forward rate agreements, (iii) spot and forward currency transactions and (iv) agreements relating to or securing such transactions; repurchase and reverse repurchase agreements; loans; structured finance instruments; accounts and notes receivable and payable held by trade or other creditors; trade acceptances; contract and other claims; executory contracts; participations; mutual funds, exchange-traded funds and similar financial instruments; money market funds; obligations of the United States or any
non-U.S.
government, or any country, state, governmental agency or political subdivision thereof; commercial paper; certificates of deposit; bankers’ acceptances; choses in action; trust receipts; and any other obligations and instruments or evidences of indebtedness of whatever kind or nature that exist now or are hereafter created, in each case, of any person, whether or not publicly traded or readily available.
Investment Process
. The Adviser adheres to an established credit research and investment process framework. The Adviser’s research team will evaluate potential opportunities and present them to the portfolio management team for discussion on the credit’s attractiveness and its suitability for inclusion in the portfolio. Furthermore, every bond receives an internal credit research rating and is actively monitored throughout the duration of the investment. The Adviser’s fundamental credit analysis is a dynamic, multi-layered process that combines top-down
macroeconomic insights,
bottom-up
issuer-specific evaluations, and technology-driven screening tools to assess municipal creditworthiness across a broad universe of securities. The process begins with a macro-level perspective to identify systemic risks and opportunities that influence municipal credit markets, including macro analysis of inflation and interest rate projections, demographic shifts and population trends, and global liquidity conditions and investor risk appetite, as well as industry analysis encompassing regulatory and legal frameworks, the political landscape and policy direction, and sector-specific pressures and structural challenges. These insights inform sector allocation and help establish broader risk targets. The Adviser then conducts detailed security-level analysis to evaluate the strength and stability of individual issuers, incorporating qualitative security analysis of management quality and experience, covenant protections and legal safeguards, and governance standards and disclosure practices, together with quantitative security analysis of historical financial performance, debt service coverage and liquidity metrics, pro-forma
capital structure assessments, and collateral valuation relative to outstanding debt. This dual-layered approach provides a comprehensive understanding of each issuer’s credit profile.
Additional Information Regarding the Fund’s Investment Strategy
There can be no assurance that the investment strategies employed by the Adviser will be successful or result in the investment objective of the Fund being achieved. In addition, the investment strategies utilized by the Fund are subject to certain limitations as a result of its registration under the 1940 Act and its intention to be treated as a RIC under Subchapter M of the Code. See “Investment Restrictions,” and “U.S. Federal Income Tax Considerations.”
Co-Investment
Exemptive Relief
To the extent permitted by law, the Fund intends to
co-invest
in investments with Other Accounts. The 1940 Act imposes significant limits on the ability of the Fund to co-invest
with Other Accounts. The Adviser and the Fund rely on the Exemptive Order subject to certain conditions that limit or restrict the Fund’s ability to participate in such investments. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment.
Short-Term Investments
For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash equivalents and short-term debt securities. The Fund may also utilize short-term investments for cash management purposes. Short-term investments are short-term debt obligations and other similar securities and may include (i) securities issued or guaranteed as to interest and principal by the U.S. Government or one of its agencies or instrumentalities; (ii) debt obligations of U.S. banks, savings associations, insurance companies and mortgage bankers; (iii) commercial paper and other short-term obligations of corporations, partnerships, trusts and similar entities; (iv) repurchase agreements; (v) other investment companies that invest principally in money market instruments; and (vi) variable-rate demand obligations. Money market instruments include longer-term bonds that have variable interest rates, demand features or other special features that give them the financial characteristics of short-term debt. The Fund also may hold cash and cash equivalents and may invest in participation interests in the money market securities mentioned above without limitation.

Risk Factors [Table Text Block]
RISK FACTORS AND SPECIAL CONSIDERATIONS
An investment in the Fund is speculative and involves a high degree of risk and should not constitute a complete investment program. Before making an investment decision, you should carefully consider the following risk factors, together with the other information contained in this prospectus. At any point in time, an investment in the Fund’s shares may be worth less than the original amount invested, even after taking into account the distributions paid, if any, and the ability of shareholders to reinvest distributions. If any of the risks discussed in this prospectus occur, the Fund’s results of operations could be materially and adversely affected. If this were to happen, the price of Fund shares could decline significantly and you could lose all or a part of your investment. Different risks may be more significant at different times depending on market conditions.
General Market Risks
General Risk. Investing in the Fund involves certain risks and the Fund may not be able to achieve its intended results for a variety of reasons, including, among others, the possibility that the Adviser may not be able to structure the Fund’s investment program as anticipated.
Any investment in financial instruments carries certain market risks. An investment in the Fund is highly speculative and involves a high degree of risk due to the nature of the Fund’s investments and the investment strategies and trading strategies to be employed by the Fund. An investment in the Fund should not in itself be considered a balanced investment program. Shareholders should be able to withstand the loss of their entire investment.
General Economic and Market Conditions Risk. The success of the Fund will be affected by general economic and market conditions, such as changes in interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers (including tariffs and sanctions), currency exchange controls, market structure, liquidity, transparency and access, capital and margin requirements affecting the Fund, its intermediaries and national and international political circumstances (including wars, terrorist acts or security operations). These factors may affect the level and volatility of financial instruments’ prices and the liquidity of the Fund’s investments. Volatility or illiquidity could impair the Fund’s profitability or result in losses. The Fund may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets — the larger the positions, the greater the potential for loss.
Market Disruptions and Geopolitical Events Risk. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), international wars, instability or conflicts in regions such as Asia, Eastern Europe and the Middle East (and the global response thereto), terrorism, natural disasters and public health epidemics and pandemics. The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, disruptions to interest and inflation rates, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the U.S. and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent the Fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact the Fund’s ability to achieve its investment objective, as well as the operations of the Fund and the Adviser, and (iii) exacerbate the risks discussed elsewhere in this prospectus, including political, social and economic risks.
Global economies and financial markets have become increasingly interconnected, which increases the possibility that economic, financial or political events and factors in one country or region might adversely impact issuers in a different country or region or worldwide.
Consequently, the Fund may not be capable of, or successful at, preserving the value of their assets, generating positive investment returns or effectively managing their risks.
Systemic Risk.
Systemic risk is the risk of broad financial system stress or collapse triggered by the default of one or more financial institutions, which results in a series of defaults by other independent financial institutions. Financial intermediaries, such as clearinghouses, banks, securities firms and exchanges with which the Fund interacts are all subject to systemic risk. A systemic failure could have material adverse consequences on the Fund and on the markets for the investments in which the Fund seeks to invest.
Certain Risks Related to Investment Strategies by the Fund
Interest Rate Risk. Changes in interest rates can affect the value of the Fund’s investments in fixed-income instruments. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and, inflation rates, governmental actions and other factors. Sustained future interest rate volatility may cause the value of the fixed-income securities held by the Fund to decrease, which may result in substantial withdrawals from the Fund that, in turn, forces the Fund to liquidate such securities at disadvantageous prices negatively impacting the performance of the Fund.
Competition; Availability of Investments Risk. The identification of attractive investment opportunities is difficult and involves a high degree of uncertainty. There can be no assurance that the Fund will be able to identify or successfully pursue attractive investment opportunities in the markets in which the Fund intends to invest for many reasons, including competition for attractive investment opportunities and changes in markets or economic conditions. As a result, there can be no assurance that there will be a sufficient number of suitable investment opportunities to enable the Fund to invest all of its capital in opportunities that satisfy the Fund’s investment objectives or that such investment opportunities will lead to completed investments by the Fund.
Leverage Risk. The Fund intends to utilize leverage and may utilize leverage to the maximum extent permitted by law for investment and other general corporate purposes. The Fund may obtain leverage through TOBs or through forward commitments, reverse repurchase agreements, and other financing transactions, including by issuing preferred shares and/or notes, and borrowing funds from banks and other financial institutions. The Fund may also gain leverage synthetically through swaps and other derivatives. The use of leverage to purchase additional securities creates an opportunity for increased Share dividends, but also creates risks for the Fund’s shareholders, including increased variability of the Fund’s net income, distributions, and/or NAV. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified if the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV, which will be borne entirely by the Fund’s shareholders. To the extent that the Fund makes investments in debt instruments structured with floating rate floors, the Fund will not realize additional income if rates increase during periods when the applicable floating rate remains below the corresponding floor but the Fund’s cost of financing is expected to increase, resulting in the potential for a decrease in the level of income available for dividends or distributions made by the Fund. If the Fund engages in borrowings, it will pay interest on its borrowings, which will increase expenses and may reduce the Fund’s return. These dividend payments or interest expenses (which will be borne entirely by shareholders) may be greater than the Fund’s return on the underlying investments. The Fund’s leveraging strategy, if utilized, may not be successful.
During periods of rising short-term interest rates, the interest paid on floaters in TOBs would increase, which may adversely affect the Fund’s net return. If rising short-term rates coincide with a period of rising long-term rates, the value of securities with longer-term maturities purchased with the proceeds of leverage would decline, adversely affecting the Fund’s NAV. In certain circumstances, adverse changes in interest rates or other events could cause a TOB trust to terminate or collapse, potentially requiring the Fund to liquidate the longer term securities at unfavorable prices to meet the Fund’s outstanding obligations. Rule
18f-4
under the 1940 Act imposes limits on the Fund’s utilization of certain derivatives and other forms of leverage. Rule
18f-4,
among other things, permits a fund to treat TOBs (and other similar financing transactions) either as borrowings (subject to asset coverage requirements under the 1940 Act) or as “derivatives transactions” subject to certain risk-based limits of Rule
18f-4.
The Fund may issue preferred shares and/or notes or other forms of indebtedness as a form of leverage. These means of obtaining leverage would be senior to the Fund’s Shares, such that holders of preferred shares and/or notes or other Fund indebtedness would have priority over the shareholders in the distribution of the Fund’s assets, including dividends, distributions of principal and liquidating distributions. In addition, if the Fund elects to issue preferred shares and/or notes (or other forms of indebtedness) its ability to make distributions to its shareholders or to repurchase its shares will be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the Fund’s lenders.
As a
closed-end
management investment company, the Fund is permitted, under specified conditions, to issue senior securities that are stock if the Fund’s asset coverage, as defined in the 1940 Act, is at least equal to 200% immediately after issuance. As defined in the 1940 Act, asset coverage of 200% means that for every $100 of net assets the Fund holds, the Fund may raise $100 from issuing senior securities. Under the 1940 Act, any preferred stock the Fund issues would constitute a “senior security” for purposes of the 200% asset coverage test.
In addition, while any senior securities remain outstanding, the Fund may be required to make provisions to prohibit any dividend distribution to the Fund’s shareholders or the repurchase of such securities or shares unless the Fund meets the applicable asset coverage ratios at the time of the distribution or repurchase after giving effect to the distribution or repurchase. The Fund is also permitted to borrow amounts up to 5% of the value of the Fund’s total assets for temporary purposes without regard to asset coverage, which borrowings would not be considered senior securities, provided that any such borrowings in excess of 5% of the value of the Fund’s total assets would be subject to the asset coverage ratio requirements of the 1940 Act, even if for temporary purposes.
The Fund will pay (and shareholders will bear) all costs and expenses relating to the issuance and ongoing maintenance of any preferred shares and/or notes or other forms of indebtedness issued by the Fund. As a result, the Fund cannot assure you that the issuance of preferred shares and/or notes or other forms of indebtedness will provide a higher yield or return to the holders of the Fund’s Shares. If the Fund offers and/or issues preferred shares and/or notes or other forms of indebtedness, the costs of the offering will be borne immediately by the Fund’s shareholders and result in a reduction of the NAV of the Fund’s Shares.

So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, the leverage may cause shareholders to receive a higher current rate of return than if the Fund were not leveraged. If, however, long-term and/or short-term rates rise, the interest rate on borrowed money could exceed the rate of return on securities held by the Fund, reducing returns to shareholders. Developments in the credit markets may adversely affect the ability of the Fund to borrow for investment purposes and may increase the costs of such borrowings, which would reduce returns to shareholders.
There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for shareholders, including:

•	the likelihood of greater volatility of NAV, market price and dividend rate of Shares than a comparable portfolio without leverage;

•
the risk that fluctuations in interest rates on borrowings or in dividend payments on, principal proceeds distributed to, or redemption of any preferred shares and/or notes or other forms of indebtedness that the Fund has issued will reduce the return to the shareholders;

•
the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Fund’s Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund’s Shares; and

•	leverage may increase expenses (which will be borne entirely by shareholders), which may reduce total return.
Effects of Leverage. The table below assumes that the Fund’s borrowings represent approximately 20.4% of the Fund’s net assets and that the Fund bears expenses related to such borrowings at an annual effective interest rate of 3.2% (based on interest rates for such borrowing as of a recent date). The table below also assumes that the annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such borrowings would be approximately 0.65%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to borrowings on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5%, and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(12.69)%	(6.67)%	(0.65)%	5.37%	11.39%
Corresponding Share Total Return is composed of two elements – the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s borrowings) and gains or losses on the value of the securities the Fund owns.
ESG Integration
. The Adviser integrates material environmental, social and governance (“ESG”) considerations into its research and investment analysis with the goal of maximizing return and managing risk within the Fund’s investment objective and strategies. The Adviser analyzes issuer practices to identify potentially material ESG factors, which may include environmental impact, governance practices, and ethical business practices. ESG considerations may not be applicable to all types of instruments or investments in the Fund’s portfolio, and the weight given to ESG factors in any particular investment decision will vary.

ESG considerations are one input among many in the Adviser’s investment process and do not constitute a binding constraint on the Fund’s investments. The Fund does not operate as an
ESG-focused
or sustainable investment fund, and the Adviser does not represent that all of the Fund’s investments will satisfy any particular ESG standard or criteria.
Expedited Transactions Risk.
Investment analyses and investment decisions may be undertaken on an expedited basis in order for the Fund to take advantage of available investment opportunities. In such cases, the information available at the time of an investment decision may be limited, and the Adviser may not have access to the detailed information necessary for a thorough evaluation of the investment opportunity. Further, the Adviser may conduct its due diligence activities over a very brief period.
Hedging Transactions Risk.
The Fund may utilize investments for risk management purposes in order to: (i) protect against possible changes in the market value of the Fund’s investment portfolio resulting from fluctuations in the markets and changes in interest rates; (ii) protect the Fund’s unrealized gains in the value of its investment portfolio; (iii) facilitate the sale of any investments; (iv) enhance or preserve returns, spreads or gains on any investment in the Fund’s portfolio; (v) hedge against a directional trade; (vi) hedge the interest rate, credit or currency exchange rate on any of the Fund’s investments; (vii) protect against any increase in the price of any investments the Fund anticipates purchasing at a later date; or (viii) act for any other reason that the Adviser deems appropriate. The Fund will not be required to hedge any particular risk in connection with a particular transaction or its portfolio generally. The Adviser may be unable to anticipate the occurrence of a particular risk and, therefore, may be unable to attempt to hedge against it. While the Fund may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Fund than if it had not engaged in any such hedging transaction. Moreover, the portfolio will always be exposed to certain risks that cannot be hedged.
Lack of Diversification of the Fund’s Overall Portfolio Risk.
The Fund’s portfolio could become significantly focused in any one issuer, industry, sector, strategy, country or geographic region, subject to the limits set forth in this prospectus. The likelihood that the Fund’s portfolio will be focused will be higher during the initial ramp-up
and launch of the Fund. In addition, it is possible that the Adviser may select investments that are concentrated in a limited number or types of investments. There is no assurance as to the degree of diversification that will actually be achieved in the Fund’s investments either by geographic region or asset type. The Fund may make investments assuming contemplated sales that do not actually occur as expected, which could lead to increased risk as a result of the Fund’s having an unintended longer term investment and reduced diversification. This limited diversification may result in the concentration of risk, which, in turn, could expose the Fund to losses disproportionate to market movements in general if there are disproportionately greater adverse price movements in such investments.
Risk of Loss.
No guarantee or representation is made that the Fund’s investment program, including, without limitation, the Fund’s investment objective, diversification strategies or risk monitoring goals, will be successful. Investment results may vary substantially over time. No assurance can be made that profits will be achieved or that substantial or complete losses will not be incurred. Past investment results of the Adviser (or investments otherwise made by the Adviser’s investment professionals) are not necessarily indicative of their future performance.
Risks Related to Specific Investments
Directly Sourced Municipal Bond Investments. Municipal bond issuers may experience financial distress as a result of adverse economic conditions, reduced tax receipts, political developments, changes in law, or unsustainable debt burdens. Bonds backed by specific revenue streams are subject to the continued availability and sufficiency of those revenues, which may be volatile, cyclical, or subject to third-party actions. There can be no assurance that an issuer will be able to meet its payment obligations in full or on a timely basis. Directly sourced municipal bonds may be highly illiquid. There may be limited or no established secondary market for such investments, and the Fund may be unable to liquidate a position when desired or required, or may be forced to do so at a substantial discount. Illiquidity may be exacerbated during periods of market stress or downturns, potentially impairing the Fund’s ability to meet redemption requests or rebalance its portfolio. If the Fund sources investments directly, it may hold a concentrated portfolio with exposure to a limited number of issuers, obligors, geographic regions, industries, or revenue sources. Adverse developments affecting a particular issuer, project, or region may have a disproportionate impact on the Fund compared to a more diversified strategy. In addition, where the Fund participates in a directly sourced transaction with the expectation of syndicating a portion of its position to other investors, there can be no assurance that such syndication will be completed to the extent anticipated or at all. If the Fund is unable to syndicate a position as planned, it may be required to hold a larger exposure to a single issuer or transaction than originally intended, which could result in increased concentration risk and potential losses disproportionate to those that would be experienced in a more diversified portfolio. In addition, municipal bonds differ widely in their legal structure, security arrangements, priority of payment, covenants, reserve requirements, and remedies upon default. Bondholder rights may be limited by state or local law, and enforcement of such rights may be costly, uncertain, delayed, or ineffective. Bankruptcy or insolvency proceedings involving municipal issuers are complex and may materially impair recoveries. Many directly sourced municipal bonds do not trade regularly, and reliable market quotations may be unavailable. As a result, the Fund may value certain investments using models, estimates, or third-party pricing services. Such valuations may not accurately reflect the price at which the investment could be sold and may fluctuate significantly over short periods of time. Direct sourcing requires extensive credit analysis, legal structuring, documentation review, and ongoing monitoring. The Fund’s due diligence process may fail to identify material risks, deficiencies, or weaknesses in an investment. In addition, operational errors, documentation defects, or failures by service providers could result in losses to the Fund.
Municipal Securities.
The two principal classifications of municipal securities are bonds and notes. Municipal bonds are intended to meet longer-term capital needs while municipal notes are intended to fulfill short-term capital needs. Municipal notes generally have original maturities not exceeding one year. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, variable-rate demand obligations, and tax-exempt
commercial paper.
Municipal bonds are typically classified as “general obligation” or “revenue” or “special obligation” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Fund may invest without limit in revenue bonds, which generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. The Fund may invest without limit its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).
The Fund may invest in municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality’s pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.
Current federal tax law distinguishes between municipal securities issued to finance certain private activities (“private activity bonds”) and other municipal securities. Private activity bonds, most of which are
AMT-Subject
bonds and are also revenue bonds, include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, and student loan programs. Bonds of certain sectors have special risks. For example, the healthcare industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private-activity bonds are not government-backed. Attempts to restructure the tax system may have adverse effects on the value of municipal securities or make them less attractive to investors relative to taxable treatments.
The high
tax-free
yields sought by the Fund are generally obtainable from medium-quality municipal securities rated A or Baa by Moody’s Ratings (“Moody’s”), or A or BBB by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or equivalent ratings by any other nationally recognized statistical rating organization (“NRSRO”). It is expected that normally the Fund may retain a municipal security downgraded below C by Moody’s or CCC by S&P or Fitch, or equivalent ratings by any other NRSRO, an unrated municipal security determined by the Adviser to have undergone similar credit quality deterioration, or a defaulted municipal security. The Adviser may, however, choose to retain such a security if it determines that doing so is in the best interests of the Fund and its shareholders.
Risks of Debt Securities Generally.
Debt securities of all types of issuers may have speculative characteristics, regardless of whether they are rated. The issuers of such instruments (including municipal issuers) may face significant ongoing uncertainties and exposure to adverse conditions that may undermine the issuer’s ability to make timely payment of interest and principal in accordance with the terms of the obligations.
Interest Rate Risk.
Changes in interest rates can affect the value of the Fund’s investments in fixed-income instruments. The Fund may experience increased interest rate risk to the extent it invests, if at all, in debt instruments with longer maturities, debt instruments paying no interest (such as zero-coupon
debt instruments) or debt instruments paying
non-cash
interest in the form of other debt instruments.
Variable and Floating Rate Securities Risk
. The Fund may invest in variable and floating rate municipal securities and other variable or floating rate debt instruments. The interest rates on such securities reset periodically based on a reference rate or index, which may cause the income generated by such securities to fluctuate. In a declining interest rate environment, the income generated by variable and floating rate securities will generally decrease, which may adversely affect the Fund’s distributions to shareholders. Conversely, in a rising interest rate environment, while the income generated by such securities may increase, the market value of such securities may decline if the applicable reference rate does not adjust sufficiently or promptly to reflect prevailing market conditions. Variable and floating rate securities may also be subject to increased credit risk if the issuer’s financial condition deteriorates as a result of higher debt service costs associated with rising rates. In addition, certain variable and floating rate securities may have interest rate floors below which the interest rate will not fall even if prevailing market rates decline below such floor, which may limit the Fund’s ability to benefit from declining rates. There can be no assurance that the reference rates applicable to variable and floating rate securities held by the Fund will accurately reflect prevailing market conditions or that such securities will perform as anticipated.
Duration Risk
. Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.
Municipal Market Risk
. Special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in the municipal securities of a particular state or territory, the Fund may be vulnerable to events adversely affecting that state or territory, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.
In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.
The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico persists or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.
Municipal Bond Tax Risk
. From time to time, the U.S. Government and Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt
status of municipal bonds could also result in significant repurchase requests as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax exemption. Any such changes could have a material adverse effect on the Fund and its shareholders.
Inflation Risk
. The value of assets or income from investments may be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.
Prepayment Risk.
The frequency at which prepayments (including voluntary prepayments by the obligors and accelerations due to defaults) occur on debt instruments will be affected by a variety of factors including the prevailing level of interest rates and spreads as well as economic, demographic, tax, social, legal and other factors. Generally, obligors tend to prepay their fixed rate obligations when prevailing interest rates fall below the coupon rates on their obligations. Similarly, floating rate issuers and borrowers tend to prepay their obligations when spreads narrow.
In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments, and “discount” securities (securities whose principal or par amounts exceed their market values) are adversely affected by slower than anticipated prepayments. Since many fixed rate obligations will be discount instruments when interest rates and/or spreads are high, and will be premium instruments when interest rates and/or spreads are low, such debt instruments may be adversely affected by changes in prepayments in any interest rate environment.
However, increased prepayment levels may negatively impact the total cash realized over the life of the assets and may consequently affect the rate of return on such investments. Specifically, adverse effects of prepayments may impact the Fund’s portfolio in two ways. First, particular investments may experience outright losses, as in the case of an interest-only instrument in an environment of faster actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the Adviser may have constructed for these investments, resulting in a loss to the Fund’s overall portfolio. In particular, prepayments (at par) may limit the potential upside of many instruments to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss. The Adviser accounts for anticipated prepayment levels in investing in loan assets.

Zero-Coupon Securities Risk
. Zero-coupon securities are debt securities that have been issued without interest coupons or stripped of their unmatured interest coupons, and include receipts or certificates representing interests in such stripped debt obligations and coupons. Such a security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Such securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities and credit quality that make current distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, these securities eliminate reinvestment risk and “lock in” a rate of return to maturity.
High-Yield Securities Risk.
A portion of the Fund’s investments may consist of investments characterized as “high-yield securities”. Such securities are expected to be rated below investment-grade by one or more nationally recognized statistical rating organizations or will be unrated but of comparable credit quality to obligations rated below investment-grade, and have greater credit risk and liquidity risk than more highly rated obligations. Bonds or other fixed-income securities that are “higher yielding” (including non-investment
grade) debt securities are generally not exchange traded and, as a result, these securities trade in the over-the-counter
marketplace, which is less transparent and has wider bid/ask spreads than the exchange-traded marketplace. High-yield securities face ongoing uncertainties and exposure to adverse business, financial or economic conditions which could lead to the issuer’s inability to meet timely interest and principal payments. High-yield securities are generally more volatile and are generally unsecured and may be subordinate to other obligations of the obligor, which may be secured by substantially all of the issuer’s assets. High-yield securities may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Companies that issue such securities may be highly leveraged and their relatively high debt to equity ratios create increased risks that their operations might not generate sufficient cash flows to service their obligations. Overall declines in the below investment grade bond and other markets or an economic downturn in the financial markets generally may adversely affect such issuers by inhibiting their ability to refinance their obligations at maturity. In addition, the Fund may invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments.
The Fund is authorized to invest in obligations of issuers that are generally trading at significantly higher yields than had been historically typical of the applicable issuer’s obligations. Such investments may include debt obligations that have a heightened probability of being in covenant or payment default in the future or that are currently in default and are generally considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically, such workout or bankruptcy proceedings result only in partial recovery of cash payments or an exchange of the defaulted security for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.
Corporate Debt Risk.
Bonds, notes and debentures issued by corporations may pay fixed, variable or floating rates of interest, and may include zero-coupon
obligations. Corporate debt instruments may be subject to credit ratings downgrades. Other instruments may have the lowest quality ratings or may be unrated. In addition, the Fund may be paid interest in kind in connection with its investments in corporate debt and related investments (e.g., the principal owed to the Fund in connection with a debt investment may be increased by the amount of interest due on such debt investment). Such investments may experience greater market value volatility than debt obligations that provide for regular payments of interest in cash and, in the event of a default, the Fund may experience substantial losses.
Mezzanine Debt Risk.
Mezzanine debt is typically junior to the obligations of a company to senior creditors, trade creditors and employees. The ability of the Fund to influence a company’s affairs, especially during periods of financial distress or following an insolvency, may be less than that of senior creditors. Mezzanine debt instruments are often issued in connection with leveraged acquisitions or recapitalizations in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated. Default rates for mezzanine debt instruments have historically been higher, and recovery rates lower, than for investment-grade instruments and other debt instruments. In the event of the insolvency of a portfolio company of the Fund or similar event, the Fund’s debt investment therein will be subject to fraudulent conveyance, subordination and preference laws.
Stressed Debt Risk.
Stressed issuers are issuers that are not yet deemed distressed or bankrupt and whose debt securities are trading at a discount to par, but not yet at distressed levels. An example would be an issuer that is in technical default of its credit agreement, or undergoing strategic or operational changes, which results in market pricing uncertainty. The market prices of stressed and distressed instruments are highly volatile, and the spread between the bid and the ask prices of such instruments is often unusually wide.
Non-Performing
Nature of Debt Risk.
Certain debt instruments may be
non-
performing or in default. Furthermore, the obligor or relevant guarantor may also be in bankruptcy or liquidation. There can be no assurance as to the amount and timing of payments, if any, with respect to such debt instruments.
Troubled Origination Risk.
When financial institutions or other entities that are insolvent or in serious financial difficulty originate debt, the standards by which such instruments were originated, the recourse to the selling institution, or the standards by which such instruments are being serviced or operated may be adversely affected.
Equitable Subordination Risk.
Under common law principles that in some cases form the basis for lender liability claims, if a lender (i) intentionally takes an action that results in the undercapitalization of a borrower or issuer to the detriment of other creditors of such borrower or issuer, (ii) engages in other inequitable conduct to the detriment of such other creditors, (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (iv) uses its influence as a stockholder to dominate or control a borrower or issuer to the detriment of other creditors of such borrower or issuer, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors (a remedy called “equitable subordination”). If the Fund engages in such conduct, the Fund may be subject to claims from creditors of an obligor that debt held by the Fund should be equitably subordinated. The Fund does not intend to engage in conduct that would form the basis for a successful cause of action based upon the lender liability or equitable subordination doctrines; however, because of the nature of the debt obligations, the Fund may be subject to claims from creditors of an obligor that debt obligations of such obligor which are held by the issuer should be equitably subordinated.
Credit Risk
.
While loans and most other assets invested in by the Fund may be collateralized, the Fund may be exposed to losses resulting from default. Therefore, the value of the underlying collateral, the creditworthiness of the borrower or other counterparty and the priority of the lien are each of great importance. The Fund cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the applicable investment contract and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Fund cannot assure that claims may not be asserted that might interfere with enforcement of the Fund’s rights. In the event of a foreclosure, the Fund or affiliate of the Fund may assume direct ownership of the underlying asset. The liquidation proceeds upon sale of such asset may not satisfy the entire outstanding balance of principal and interest payable, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the asset or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss.
Tax Risk
. There is no guarantee that the income on the Fund’s municipal securities will be exempt from regular U.S. federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal income tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.
Alternative Minimum Tax Risk
. Under current U.S. federal income tax law, interest on
tax-exempt
municipal securities issued after August 7, 1986 which are “specified private activity bonds,” and the proportionate share of any exempt-interest dividend paid by a regulated investment company that receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals, though for regular federal income tax purposes such interest will remain fully tax-exempt.
Such private activity bonds
(“AMT-Subject
Bonds”), which include industrial development bonds and bonds issued to finance such projects as airports, housing projects, solid waste disposal facilities, student loan programs and water and sewage projects, have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities. In most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to
AMT-Subject
Bonds, and payment of principal and interest generally depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and any pledge of real and personal property so financed as security for payment.
Illiquid Investments Risk.
Certain investments may be illiquid because, for example, they are subject to legal or other restrictions on transfer or there is no liquid market for such investments. Valuation of such investments may be difficult or uncertain because there may be limited information available about the issuers of such investments. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable, and the Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of investments eligible for trading on national securities exchanges or in the over-the-counter
markets. The Fund may not be able to readily dispose of such illiquid investments and, in some cases, may be contractually prohibited from disposing of such investments for a specified period of time. As a result, the Fund may be required to hold such investments despite adverse price movements. Even those markets which the Adviser expects to be liquid can experience periods, possibly extended periods, of illiquidity. Occasions have arisen in the past where previously liquid investments have rapidly become illiquid.
A portion of the Fund’s investments may consist of securities that are subject to restrictions on resale by the Fund for various reasons including that they were acquired in a “private placement” transaction or that the Fund is deemed to be an affiliate of the issuer of such securities. Generally, the Fund may be able to sell such securities without restriction to other large institutional investors but may be restrained in its ability to sell them to other investors. If restricted securities are sold to the public, the Fund may be deemed to be an underwriter or possibly a controlling person with respect thereto for the purposes of the Securities Act and be subject to liability as such under the Securities Act.
Some of the Fund’s interests may be highly illiquid and may be subject to long term holding in accordance with the investment program of the Fund and due to market conditions applicable to such assets.
Bankruptcy Claims Risk.
Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code (the “Bankruptcy Code”). In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal or the interest on its municipal bonds may be materially affected.
In the event that an issuer files for bankruptcy protection, the Fund will likely be unable to sell its claims without realizing significant losses and may be unable to recover current interest on such claims during the course of the bankruptcy. The markets in U.S. bankruptcy claims are generally not regulated by U.S. federal securities laws or the SEC. To the extent debt investment is unsecured (
i.e.
, has no collateral securing repayment), such claims may have a lower priority than secured claims (which have first recourse to the collateral securing such claim). In addition, the debt of a municipal issuer in bankruptcy may be adversely affected by an erosion of the issuer’s tax base, revenues, and capacity to fund essential governmental services and obligations. Accordingly, there can be no guarantee that a debtor will be able to satisfy all of its liabilities or that the Fund will be able to recover the entire amount of its bankruptcy claim.
Many of the events within a bankruptcy case are adversarial and often beyond the control of the creditors. While creditors generally are afforded an opportunity to appear and be heard, there can be no assurance that a bankruptcy court would not approve actions that may be contrary to the interests of the Fund (in its role as a creditor). Pursuant to Chapter 9 of the Bankruptcy Code, certain municipalities that meet specific conditions may be provided protection from creditors while they develop and negotiate plans for reorganizing their debts. Powers of bankruptcy courts may be significantly limited in municipal bankruptcies, including with respect to the court’s ability to interfere with the governmental powers of the municipal debtor, and as a result, remedies available to creditors in a municipal bankruptcy may be more limited than those available in a corporate bankruptcy proceeding. In addition, certain provisions of the Bankruptcy Code governing such bankruptcies are unclear and remain untested. For corporate creditors, there are instances where such creditors lose their priority under Chapter 11 of the Bankruptcy Code (
i.e.
, are equitably subordinated) if, for example, they have engaged in misconduct that harms other creditors. In those cases where the Fund has engaged in such conduct, the Fund may lose its priority.
Generally, the duration of a bankruptcy case can only be roughly estimated. The reorganization of an issuer usually involves the development and negotiation of a plan of reorganization, the approval of the plan by creditors and the confirmation of the plan by the bankruptcy court. This process can involve substantial legal, professional and administrative costs to the company and the Fund; it is subject to unpredictable and lengthy delays; and during the process the issuer’s position may erode, key management may depart and the issuer may not be able to invest adequately. In some cases, the issuer may not be able to reorganize and may be required to sell its assets either as a going concern or as part of liquidation. As a result, even in those circumstances where the Fund may recover the entire amount of its bankruptcy claim, the Fund may be adversely impacted by any costs incurred by the Fund in representing its interests in a debtor’s bankruptcy case.
The Adviser or another representative of the Fund, on behalf of the Fund, may elect to serve on creditors’ committees or other groups to ensure preservation or enhancement of the Fund’s positions. A member of any such committee or group may owe a fiduciary duty and be subject to certain obligations to all members that the committee represents and/or to other similarly situated parties. The Adviser may resign from that committee or group for any reason, including, for example, if the Adviser concludes that its obligations owed to the other parties as a committee or group member conflict with its duties owed to the Fund. In such case, the Fund may not realize the benefits, if any, of participation on the committee or group. In addition, if the Fund is represented on a committee or group, it may be restricted or prohibited under applicable law from disposing of or increasing its investments in such company while it continues to be represented on such committee or group.
Where the Fund holds a majority or controlling bondholder position, or is otherwise designated as a representative bondholder on behalf of a class of bondholders, the Fund and the Adviser may be subject to heightened duties and obligations with respect to other bondholders in such class. In such capacity, the Fund or the Adviser may owe fiduciary or quasi-fiduciary duties to other bondholders, which could conflict with the

Fund’s own interests and limit the Fund’s ability to act solely in furtherance of its investment objectives. The Fund may be required to share material non-public
information with, or take into account the interests of, other bondholders, which could restrict the Fund’s ability to trade in the relevant securities or otherwise manage its position. In addition, decisions made by the Fund in its capacity as representative bondholder, including with respect to the negotiation or approval of a plan of reorganization, amendments to bond documents, or the exercise of remedies upon default, may be subject to challenge by other bondholders or third parties, potentially exposing the Fund to litigation and associated costs. There can be no assurance that the Fund’s exercise of its rights and powers as a representative or majority bondholder will not give rise to claims by other creditors or bondholders, or that such exercise will result in outcomes favorable to the Fund.
The Fund may purchase creditor claims subsequent to the commencement of a bankruptcy case. Under judicial decisions, it is possible that such purchase may be disallowed by the bankruptcy court if the court determines that the purchaser has taken unfair advantage of an unsophisticated seller, which may result in the rescission of the transaction (presumably at the original purchase price) or forfeiture by the purchaser. Additionally, the claim may be disallowed or subordinated if the bankruptcy court determines that the seller engaged in inequitable conduct that harmed other creditors.
Reorganizations can be contentious and adversarial, and it is by no means unusual for participants to use the threat of litigation and to engage in litigation as a negotiating technique. The expense of defending against claims by third parties and paying any amounts pursuant to settlements or judgments would generally be borne by the Fund.
Distressed and Defaulted Obligations Risk.
The Fund may invest in “below investment grade” securities (commonly referred to as “high yield” securities or “junk bonds”) and obligations of issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special problems (including issuers involved in bankruptcy or other reorganization and liquidation proceedings). Below investment grade securities in which the Fund may invest also include defaulted and partially defaulted securities. Such investments are likely to be particularly risky although they also may offer the potential for correspondingly high returns. Any one or all of the issuers of the securities in which the Fund may invest may be unsuccessful or not show any return for a considerable period of time. Among the risks inherent in investments in troubled issuers is the risk that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments may also be adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the bankruptcy court’s power to disallow, reduce, subordinate, recharacterize debt as equity or disenfranchise particular claims. Such issuers’ obligations may be considered speculative, and the ability of such issuers to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such issuers. In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investments. Obligations in which the Fund invests may be less than investment grade. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that value of the assets collateralizing the Fund’s investments will be sufficient or that prospects for a successful reorganization or similar action will become available. Unless such loans are most senior, in any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than its original investment and/or may be required to accept payment over an extended period of time. Under such circumstances, the returns generated from the Fund’s investments may not compensate investors adequately for the risks assumed. In addition, under certain circumstances, payments and distributions may be disgorged if any such payment is later determined to have been a fraudulent conveyance or a preferential payment.
In liquidation (both in and out of bankruptcy) and other forms of reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new investment the value of which will be less than the purchase price to the Fund of the investment in respect to which such distribution was made.
Litigation, Bankruptcy and Other Proceedings Risk
. In addition to the risks described above, investments in distressed securities involve a material risk of involving the Fund in a related litigation. Such litigation can be time consuming and expensive, and can frequently lead to unpredicted delays or losses. Litigation expenses, including payments pursuant to settlements or judgments, generally will be borne by the Fund. There are a number of significant risks when investing in issuers involved in bankruptcy or other reorganization proceedings, and many events in a bankruptcy are the product of contested matters and adversary proceedings which are beyond the control of the creditors. A bankruptcy filing may have adverse and permanent effects on an issuer. Further, if the proceeding is converted to a liquidation, the liquidation value of the company may not equal the liquidation value that was believed to exist at the time of the investment. In addition, the duration of a bankruptcy or other reorganization proceeding is difficult to predict. A creditor’s return on investment can be impacted adversely by delays while a plan of reorganization is being negotiated, approved by the creditors and, if applicable, confirmed by the bankruptcy court, and until it ultimately becomes effective. In bankruptcy, certain claims may have priority by law over the claims of certain creditors and administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors.
Certain fixed-income securities invested in by the Fund could be subject to U.S. federal, state or
non-U.S.
bankruptcy laws or fraudulent transfer or conveyance laws, if such securities were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such securities. If a court were to find that the issuance of the securities was a fraudulent transfer or conveyance, the court could void the payment obligations under the securities, further subordinate the securities to other existing and future indebtedness of the issuer or require the Fund to repay any amounts received by it with respect to the securities. In the event of a finding that a fraudulent transfer or conveyance occurred, the Fund may not receive any payment on the securities. If the Fund or the Adviser is found to have interfered with the affairs of a company in which the Fund holds a debt investment, to the detriment of other security holders of such issuer, the Fund may be held liable for damages to injured parties or a bankruptcy court. While the Fund will attempt to avoid taking the types of action that would lead to such liability, there can be no assurance that such claims will not be asserted or that the Fund will be able to successfully defend against them. Moreover, such debt may be disallowed or subordinated to the claims of other creditors or treated as equity.
Insofar as the Fund’s portfolio includes obligations of
non-U.S.
obligors, the laws of certain foreign jurisdictions may provide for avoidance remedies under factual circumstances similar to those described above or under different circumstances, with consequences that may or may not be analogous to those described above under U.S. federal or state laws. Changes in bankruptcy laws (including U.S. federal and state laws and applicable
non-U.S.
laws) may adversely impact the Fund’s securities.
Tender Option Bond (“TOB”) Transactions Risk
. The Fund may enter into TOB transactions in which the Fund transfers one or more municipal securities into a special purpose entity (the “Trust”). The Fund receives cash and a residual interest security (sometimes referred to as “inverse floaters”) issued by the Trust in return. The Trust simultaneously issues securities that pay an interest rate that is reset each week based on an index of high-grade short-term demand notes. These securities (sometimes referred to as “floaters”) are bought by third parties, including tax-exempt
money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The floaters typically have first priority on the cash flow from the underlying municipal securities held by the Trust, and the remaining cash flow, less certain expenses, is paid to holders of the inverse floaters. The interest rate payable on the inverse floaters bears an inverse relationship to the interest rate on the floaters. Under certain circumstances, the Trust may be terminated or collapsed, either by the Fund or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying municipal securities or in the event holders of the floaters tender their securities to the liquidity provider. The Fund continues to earn all the interest from the transferred municipal securities less the amount of interest paid on the floaters and the expenses of the Trust, which may include payments to the trustee and the liquidity provider and organizational costs. The Fund receives cash proceeds from the Trust’s sale of the floaters as consideration for the transferred municipal securities and uses the cash proceeds for investment purposes (e.g., the purchase of longer-term municipal securities), which involves leverage risk.
To the extent that the Fund, rather than a third-party bank or financial institution, serves as the sponsor of a TOB trust, the Fund’s duties and responsibilities under such an arrangement may give rise to certain risks including compliance, securities laws and operational risks. Investments in TOBs may be limited by applicable requirements of the 1940 Act.
Derivative Instruments Risk
. The Fund may enter into options, futures, forwards, swaps and other derivative instruments, such as credit derivatives. Derivative instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of non-performance
by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk and operations risk. In addition, the Fund may, in the future, take advantage of opportunities with respect to certain other derivative instruments that are not presently contemplated for use or that are currently not available. Special risks may apply in the future that cannot be determined at this time. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations, liquidity risk, risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions.
The Adviser with respect to the Fund has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” with the CFTC and the National Futures Association (the “NFA”), which regulate trading in the futures markets. Pursuant to CFTC Regulation 4.5, the Adviser and the Fund are not subject to regulation as a commodity pool or commodity pool operator under the Commodity Exchange Act, as amended (the “CEA”). If the Adviser or the Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses. The regulatory and tax environment for derivative instruments in which the Fund may participate is evolving, and changes in the regulation or taxation of such financial instruments may have a material adverse effect on the Fund.
The prices of derivative instruments can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, capital costs, the liquidity of the market for the referenced assets and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies and interest rate related futures and options. This type of intervention often is intended to directly influence prices and may, together with other factors, cause all of these markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Fund is also subject to the risk of the failure of any of the exchanges on which their positions trade or of their clearinghouses.
Derivatives contracts are subject to extensive regulation and these regulations may impose costs and operational constraints on the Fund to the extent that it trades derivatives.
Subject to certain exceptions, Rule
18f-4
under the 1940 Act requires a fund to trade derivatives and other transactions that create future payment or delivery obligations subject to certain requirements, including the adoption and implementation of policies and procedures designed to manage the Fund’s derivatives risks, recordkeeping and reporting requirements, compliance with a limit on the amount of leverage-related risk that the Fund may obtain based on value-at-risk
and maintaining a derivatives risk management program and designating a derivatives risk manager.

Call Options Risk
. The Fund may engage in call option transactions. There are risks associated with the sale and purchase of call options. The seller (writer) of a call option that is covered (
e.g.
, the writer holds the underlying security) bears the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option bears the risk of an unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option bears the risk of losing its entire investment in the call option.
Put Options Risk
.
The Fund may engage in put option transactions. There are risks associated with the sale and purchase of put options. The seller (writer) of a put option that is covered (
e.g.
, the writer has a short position in the underlying security) bears the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option bears the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option bears the risk of losing its entire investment in the put option.
Swaps Generally Risk
. The Fund may invest in swaps. Investments in swaps involve the exchange by a fund with another party of their respective commitments. In the case of interest rate swaps, a fund may exchange with another party their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The use of swaps subjects a fund to the risk of default by the counterparty. If there is a default by the counterparty to a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction. The Fund may also enter into currency swaps or other swaps that are similar to interest rate swaps but may be surrogates for other investments such as currency forwards or options.
Credit Default Swaps (“CDS”) Risk
.
The Fund may invest in CDS. A CDS can be used to implement the Adviser’s view that a particular credit, or group of credits, will experience credit improvement or credit deterioration. In the case of expected credit improvement, the Fund may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Fund to make payment upon the occurrence of a credit event creates leveraged exposure to the credit risk of the reference entity. In the case of expected credit deterioration, the Fund may buy credit default protection; in such instance, the Fund will pay a premium.
Total Rate of Return (“TRR”) Swaps Risk
. The Fund may engage in TRR swaps. TRR swaps are another form of derivative that the Fund may utilize in seeking to achieve its investment objectives. A TRR swap allows the total return receiver to receive all income and other distributions with respect to a specified notional amount of an asset as well as the change in market value of the asset (whether a security, index, interest rate, form of debt, currency or other asset) from the total return payer in return for paying a floating or fixed interest rate on the specified notional amount. The total return payer is synthetically short and the total return receiver is synthetically long in the asset. This may create a highly leveraged exposure to the underlying asset.
Interest Rate Swaps Risk
. The Fund may enter into interest rate swaps. An interest rate swap is an agreement between two parties where one party agrees to pay a contractually stated fixed income stream, usually denoted as a fixed percentage of an underlying “notional” amount, in exchange for receiving a variable income stream, usually based on a reference rate such as the Secured Overnight Financing Rate (“SOFR”), and denoted as a percentage of the underlying notional amount. In the event that a fund enters into an interest rate swap and is paying a fixed amount, the fund will be exposed to the risks of a decrease in the variable interest rate and of consequently paying more than it is receiving.
Forward Contracts Risk
. The Fund may enter into forward contracts that are not traded on exchanges and are generally not regulated. There are no limitations on daily price moves of forward contracts. Banks and other dealers with whom the Fund may maintain accounts may require the Fund to deposit margin with respect to such trading, although margin requirements are often minimal. The Fund’s counterparties are not required to continue to make markets in such contracts. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the price at which the counterparty is prepared to buy and that at which it is prepared to sell). Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of credit controls by governmental authorities might limit such forward trading to less than that which the Fund’s Adviser would otherwise recommend, to the possible detriment of the Fund.
Loan Portfolios and Debt Obligations Risk.
Debt portfolios of the kind the Fund will acquire typically comprise large numbers of heterogeneous, bilaterally negotiated loans which may be performing, sub-
or
non-performing
and possibly in default. Furthermore, the obligor or relevant guarantor may also be in bankruptcy or liquidation. In addition to credit risk and interest rate risk, these portfolios may carry a number of idiosyncratic risks, including: limited representations and warranties from the selling institution; risk that liens over collateral are improperly recorded; incomplete or inconsistent documentation; incomplete payment history; impairment or illiquidity of collateral; inability to secure title to collateral; and the effectiveness of the loan servicer. There can be no assurance as to the amount and timing of payments, if any, with respect to the loans.
A number of judicial decisions in the U.S. have upheld the rights of debtors to sue lending institutions on the basis of evolving lender liability legal theories. Generally, lender liability is founded upon the premise that an institutional investor has violated a duty (whether implied or contractual) of good faith and fair dealing owed to the debtor or its other creditors. Lenders who are determined to have exercised inappropriate control over the management of a debtor may find their claims subordinated or be exposed to counterclaims for damages. Such liability could exceed the value of the Fund’s investment.
Loan Investments Risk.
The Fund’s success in the area of loan investing will depend, in part, on its ability to obtain loans on advantageous terms. In purchasing loans, the Fund will compete with a broad spectrum of investors and institutions. Increased competition for, or a diminution in the available supply of, qualifying loans could result in lower yields on such loans, which could reduce returns to investors.
Bank Loans Risk.
A portion of the Fund’s investments may consist of loans and participations therein originated by banks and other financial institutions. Such loans are typically private corporate loans that are negotiated by one or more commercial banks or financial institutions and syndicated among a group of commercial banks or financial institutions. The bank loans to be acquired by the Fund may be below investment grade and may not be rated. Such loans may include defaulted or partially defaulted loans. For a discussion of the risks associated with below investment grade investments, see “
High-Yield Securities
” above.
The Fund may invest directly or through participations in loans with revolving credit features or other commitments or guarantees to lend funds in the future. A failure by the Fund to advance requested funds to a borrower could result in claims against the Fund and in possible assertions of offsets against amounts previously lent. The Fund may acquire interests in bank loans and other debt obligations either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. A participation interest in a portion of a debt obligation typically results in a contractual relationship with only the institution acting as lender under the credit agreement, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off
against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.
Bank loans are subject to unique risks, including: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws;
(ii) so-called
lender-liability claims by the

issuer of the obligations; (iii) environmental liabilities that may arise with respect to collateral securing the obligations; and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. Successful claims by third parties arising from these and other risks will be borne by the Fund.
As secondary market trading volumes increase, new loans are frequently adopting standardized documentation to facilitate loan trading which may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because of the provision to holders of such loans of confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not as easily purchased or sold as a publicly traded security, and historically the trading volume in the loan market has been small relative to the high-yield debt market.
Second Lien Loans Risk.
The Fund may invest in loans that are secured by a second lien on assets. Second lien loan products are subject to intercreditor arrangements with the holders of first lien indebtedness, pursuant to which the second lien holders have waived many of the rights of a secured creditor, and some rights of unsecured creditors, including rights in bankruptcy that can materially affect recoveries. While there is broad market acceptance of some second lien intercreditor terms, no clear market standard has developed for certain other material intercreditor terms for second lien loan products. This variation in key intercreditor terms may result in dissimilar recoveries across otherwise similarly situated second lien loans in insolvency or distressed situations. While uncertainty of recovery in an insolvency or distressed situation is inherent in all debt instruments, second lien loan products carry more risks than certain other debt products.
Debtor-in-Possession
(“DIP”) Loans Risk.
Loans to companies that have filed for protection under Chapter 11 of the Bankruptcy Code, as amended, are most often asset-based, revolving working-capital facilities put into place at the outset of a Chapter 11 case to provide the debtor with both immediate cash and the ongoing working capital that will be required during the reorganization process. While such loans are generally less risky than many other types of loans as a result of their seniority in the debtor’s capital structure and because their terms have been approved by a federal bankruptcy court order, it is possible that the debtor’s reorganization efforts may fail and the proceeds of the ensuing liquidation of the DIP lender’s collateral might be insufficient to repay in full the DIP loan.
Fraud Risk
. Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.
Collateral Risk
. Certain loans held by the Fund will be secured. While secured loans acquired by the Fund will generally be structured to be over-collateralized, the Fund may be exposed to losses resulting from default and foreclosure. Therefore, the value of the underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. The Fund cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Fund cannot assure that claims may not be asserted that might interfere with enforcement of the Fund’s rights. In the event of a foreclosure, the Fund may assume direct ownership of the underlying asset. The liquidation proceeds upon sale of such asset may not satisfy the entire outstanding balance of principal and interest on the loan, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss.

Risks of Loan Markets in General.
The Fund may invest in loans and may take a larger position in a particular loan investment opportunity if the Adviser perceives a possibility of selling or otherwise transferring, in the future, positions in such loans to other persons. If the Fund is unable to sell or otherwise transfer any such excess interest in a loan that it acquires, the Fund would be forced to hold such excess interest for an indeterminate period of time. This could result in the Fund’s investments being over-concentrated in certain borrowers. The Fund’s success will depend, in part, on the ability of the Fund or its affiliates to obtain loans on advantageous terms. In purchasing loans, the Fund or its affiliates compete with a broad spectrum of entities, many of which have substantially greater financial resources and are better known than the Fund or its affiliates. Increased competition for, or a diminishment in the available supply of, qualifying loans could result in lower yields on such loans, which could reduce returns to investors.
Investing in Loans Made to Companies in Distressed Situations Risk.
As part of its investing activities, the Fund may invest in loans made to companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although the terms of such financing may result in significant financial returns to the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful financing to companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company, the Fund may lose all or part of the amounts invested in the loan made to the borrower or may be required to accept collateral with a value less than the amount of the loan held by the Fund or its affiliates.
Loan Participations Risk.
A participation interest in a portion of a debt obligation typically results in a contractual relationship with only the institution acting as lender under the credit agreement, not with the borrower. The Fund may invest indirectly through participations. As a result of the structure of a loan participation transaction, the Fund may not have any direct claim against the underlying borrower in such a transaction, and may be subject to potential default risks by both the party from which the Fund acquires its participation right and the underlying borrower. In addition, for a variety of reasons, the Fund may invest in loans, and then participate out a portion of the economics in such loans to the Other Accounts, or an Other Account may invest in loans, and then participate out a portion of the economics in such loans to the Fund. To the extent that the Fund sells participation interests to one or more Other Accounts, or to the extent that an Other Account sells participation interests to the Fund and one or more other funds, the Adviser will generally seek to ensure that the costs and benefits of such transactions are equitably and proportionately borne by all such funds. However, there can be no assurance that the Adviser will be successful in precisely balancing the appropriate costs and benefits derived from such transactions.
Mortgage-Related and Other Asset-Backed Securities Risk
. The Fund may invest in mortgage-related and other asset-backed securities (“ABS”), including mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, and other securities that directly or indirectly represent a participation in or are secured by and payable from mortgage loans or other financial assets. Investments in mortgage-related and other asset-backed securities are subject to certain additional risks, including credit risk, interest rate risk, prepayment risk and extension risk. The value of these securities may be particularly sensitive to changes in interest rates. In periods of rising interest rates, issuers may delay the payment of principal (“extension risk”), and in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal (“prepayment risk”). Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to additional risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities. Certain subordinated ABS and MBS absorb all losses from default before any other class of securities is at risk and therefore possess some of the attributes typically associated with equity investments. The securitization techniques used to develop mortgage-related securities are being applied to a broad range of financial assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables. The Fund may also invest in various types of structured securities and basket securities, including structured notes and indexed securities. Structured securities of a given class may be either subordinated or unsubordinated to the payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.
The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Fund may invest in other types of asset-backed securities that have been offered to investors.
Municipal Bond CDOs
. The Fund may invest in collateralized debt obligations backed primarily by municipal bonds (“Municipal Bond CDOs”). Municipal Bond CDOs are structured finance instruments whose performance depends on the credit quality, cash flows, and correlations of the underlying municipal bond collateral, as well as the specific structural features of the CDO. Losses on the underlying collateral may be amplified by the use of leverage and may be allocated unevenly among tranches as a result of subordination, potentially resulting in material or total losses on certain investments. Municipal Bond CDOs are subject to credit risk, interest rate risk, liquidity risk, and valuation risk. Adverse developments affecting municipal issuers, such as fiscal stress, declining tax revenues, political or legislative changes, or reductions in governmental support, may negatively impact collateral performance and, in turn, the CDO. In addition, Municipal Bond CDOs typically trade in limited or illiquid secondary markets, and reliable market quotations may be unavailable. As a result, such investments may be difficult to value and may not be readily disposed of at prices favorable to the Fund. The Fund may invest in Municipal Bond CDO structures as a means of obtaining leverage.
Preferred Stock Risk
. The Fund may invest in preferred stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but is subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred stock may be subject to more fluctuations in market value, due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends, than debt of the same issuer.
Structured Finance Securities Risk.
The Fund’s portfolio may include investments in structured finance securities. Structured finance securities are, generally, debt securities that entitle the holders thereof to receive payments of interest and principal that depend primarily on the cash flow from or sale proceeds of a specified pool of assets. Investing in structured finance securities entails various risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks, geographical concentration risks, basis risks and legal risks. Structured finance securities are subject to the significant credit risks inherent in the underlying collateral and to the risk that the servicer fails to perform. Certain structured finance securities may be subordinate in right of payment and rank junior to other securities secured by or representing an ownership interest in the same pool of assets, and such subordinated securities have a higher risk of loss due to delinquencies or losses on the underlying assets. In both the U.S. and the EU, certain risk retention requirements may apply to investments in which the Fund may be seen to act as originator of assets or sponsor of a securitization transaction, and compliance with such requirements could impair the Fund’s profitability or result in losses.
Collateralized Loan Obligations Risk.
The Fund may invest in collateralized loan obligations (“CLOs”). CLO securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have priority over subordinated/equity tranches. CLOs may therefore present risks similar to those of other types of debt obligations, and such risks may be of greater significance depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Additional risks include: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the complex structure of a particular CLO may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (4) changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs are typically actively managed by an investment manager, and the aggregate return on CLO equity securities will depend in part upon the ability of such investment manager to actively manage the issuer’s portfolio of assets. The failure of servicers to effectively service the loans underlying CLO investments could negatively impact the value of the Fund’s investments and its performance. Changes in interest rates and credit quality may cause significant price fluctuations in CLO securities.
Spread Widening Risk
. For reasons not necessarily attributable to any of the risks set forth herein (for example, supply and demand imbalances or other market forces), the prices of the debt instruments and other securities in which the Fund invests may decline substantially. Volatility and uncertainty in public markets, particularly in debt markets, may have the effect of increasing the spreads between debt instruments and their relevant benchmarks, indicating an increasing risk of defaults. Thus, purchasing debt instruments or other assets at what may appear to be “undervalued” or “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a future time of valuation or at the time of sale. It may not be possible to predict, or to hedge against, such “spread widening” risk. Additionally, the perceived discount in pricing from previous market environments may still not reflect the true value of the assets underlying debt instruments in which the Fund invests, and therefore further deteriorations in value with respect thereto may occur following the Fund’s investment therein. Spread widening may be particularly pronounced in the municipal securities markets, which are fragmented to a significantly greater degree than comparable taxable markets, and may lead to aberrational pricing as well as periods of illiquidity, each of which could have a material adverse effect on the Fund.
Climate Change-Related Risks
. The environmental effects of climate change, including rising temperatures, extreme weather events, flooding, and other climate-related phenomena, could have materially adverse effects on the securities held by the Fund. Municipal issuers may be particularly vulnerable to climate-related risks, including physical damage to infrastructure, increased costs of disaster recovery and resilience measures, erosion of tax bases in affected regions, and reduced revenues from climate-sensitive projects or facilities. Regulatory changes and transition risks associated with climate change could also adversely affect the financial condition of certain municipal issuers, particularly those in sectors or regions with significant exposure to climate-related economic disruption. The Adviser believes that such risks may increase over time, although the time period over which these consequences might unfold is difficult to predict.
Assumption of Catastrophe Risks.
The Fund may be subject to the risk of loss arising from direct or indirect exposure to various catastrophic events, including the following: hurricanes, earthquakes and other natural disasters (which may be caused, or enhanced in frequency and severity, by climate change factors); war, terrorism and other armed conflicts; cyberterrorism; major or prolonged power outages or network interruptions; and public health crises, including infectious disease outbreaks, epidemics and pandemics. To the extent that any such event occurs and has a material effect on global financial markets or specific markets or issuers in which the Fund invests (or has a material negative impact on the operations of the Adviser or applicable service providers), the risks of loss can be substantial and could have a material adverse effect on the Fund and its shareholders. Furthermore, any such event may also adversely impact one or more individual shareholders’ financial condition, which could result in substantial repurchase requests by such shareholders as a result of their individual liquidity situations and irrespective of Fund performance.
Non-U.S.
Investments Risk.
The Fund may invest in securities of
non-U.S.
companies and
non-U.S.
countries. Investing in the securities of such companies and countries involves certain considerations not usually associated with investing in securities of U.S. companies or the U.S. Government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gain, sale proceeds or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Fund’s investment opportunities. The economies of
non-U.S.
countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, asset reinvestment, resource self-sufficiency and balance of payments position. Further, certain
non-U.S.
economies are heavily dependent upon international trade and accordingly have been and may continue to be adversely affected by trade barriers (including tariffs and sanctions), exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of certain
non-U.S.
countries may be based, predominantly, on only a few industries and may be vulnerable to changes in trade conditions and may have higher levels of debt or inflation. In addition, accounting and financial reporting standards that prevail in
non-U.S.
countries generally are not equivalent to U.S. standards and, consequently, less information may be available to investors in companies located in
non-U.S.
countries than is available to investors in companies located in the U.S. There also may be less regulation, generally, of the securities markets in
non-U.S.
countries than there is in the U.S. The values and relative yields of investments in the securities markets of different countries, and their associated risks, are expected to change independently of each other.
The United Kingdom (“UK”) has formally withdrawn from the European Union (“EU”) and one or more other countries could withdraw from the EU and/or abandon the Euro, the common currency of the EU. The UK and EU reached an agreement effective January 1, 2021 on the terms of their future trading relationship relating to the trading of goods, however, this does not cover financial services. The Fund may face risks associated with the potential uncertainty and consequences of the relationship between the UK and EU, including volatility in exchange and interest rates and politically divergent national laws and regulations.
In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022, significantly amplifying already existing geopolitical tensions. The U.S. and many other countries have instituted various economic sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions imposed and other punitive action taken and resulting future market disruptions in Europe and globally cannot be easily predicted, but could have severe ongoing adverse effects on Russia and Europe and the world in general, including significant negative impacts on economies, sovereign debt, the markets for certain securities and commodities, such as oil and natural gas, and the world food supply. Reductions in the supply, and increased cost, of commodities including food could in turn lead to social instability in certain countries, with unpredictable effects on financial markets. This conflict may expand and military or other hybrid attacks could occur elsewhere. The potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets. Europe has also been struggling with mass migration. The impact of these matters, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.
Whether or not the Fund invests in securities of issuers located in or with significant exposure to the issuers or countries most directly affected, these events could negatively affect the value and relative liquidity of the Fund’s investments. The occurrence of terrorist incidents in Europe or elsewhere could also impact financial markets globally.
The Fund may trade futures, options and forward contracts on commodity exchanges and markets located outside the U.S. where CFTC regulations do not apply. In contrast to U.S. exchanges, some
non-U.S.
exchanges are “principals’ markets” in which performance is the responsibility only of the individual member with whom the trader has entered into a commodity contract and not of an exchange or clearing corporation. In such a case, the Fund is subject to the risk of the inability of, or refusal by, the counterparty to perform with respect to such contracts. In addition, the trading of forward contracts on certain
non-U.S.
commodity exchanges may be subject

to price fluctuation limits.
Non-U.S.
futures transactions involve executing and clearing trades on a
non-U.S.
exchange. This is the case even if the
non-U.S.
exchange is formally “linked” to a U.S. exchange, whereby a trade executed on one exchange liquidates or establishes a position on the other exchange. No U.S. organization regulates the activities of a
non-U.S.
exchange, including the execution, delivery and clearing of transactions on such an exchange, and no U.S. regulator has the power to compel enforcement of the rules of the
non-U.S.
exchange or the laws of
non-U.S.
jurisdictions. Moreover, such laws or regulations will vary depending on the jurisdiction in which the transaction occurs. For these reasons, funds which trade on
non-U.S.
exchanges may not be afforded certain of the protections that apply to U.S. commodity futures transactions, including the right to use alternative dispute resolution procedures.
Emerging Markets Risk
. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. Among other things, emerging market investments may be subject to the following risks: less publicly available information; more volatile markets and unstable market conditions; dependence on exports and international trade; changes in interest rates; availability of credit and inflation rates; less liquidity or available credit; uncertainty in enforceability of documents; changes in local laws and regulations (including nationalization of industries); political, social or economic instability (including wars, terrorist acts or security operations); the relatively small size of the securities markets in such countries and the low volume of trading and less strict securities market regulation; less favorable tax or legal provisions; price controls and other restrictive governmental actions; changes in or non-approval
of tariffs or other fees or rates charged by or to portfolio companies; potential severe inflation or other serious adverse economic developments; unstable currency; expropriation of property; confiscatory taxation; imposition of withholding or other taxes, duties or levies on dividends, interest, capital gains, other income or gross sale or disposition proceeds; limitations on the removal of funds or other assets of the Fund; less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter
markets, brokers and dealers; poverty and unemployment; fluctuations in the rate of exchange between currencies, non-convertibility
of currencies which can result in the inability to repatriate funds; costs associated with currency conversion; certain government policies that may restrict the Fund’s investment opportunities; longer settlement periods for transactions and less reliable clearance and custody arrangements; differences in accounting, auditing and financial reporting standards which may result in the unavailability of material information about issuers; difficulties pursuing legal remedies or in obtaining or enforcing judgments in
non-U.S.
courts; less-developed corporate laws regarding fiduciary duties of officers and directors and the protection of investors; and certain considerations regarding the maintenance of the Fund’s financial instruments with
non-U.S.
brokers and securities depositories. The foregoing may result in lack of liquidity and in price volatility.
The economies of emerging markets may differ favorably or unfavorably from the economy of developed countries in such respects as growth of gross domestic product, rate of inflation, currency depreciation, asset reinvestment, resource self-sufficiency and balance of payments position. In addition, many countries in the emerging markets have their own history of default on external debt when their economies experience a downturn. These risks of sovereign default could adversely affect the value of the Fund’s portfolio even in circumstances when the investment has not performed poorly. Further, emerging markets are generally heavily dependent upon international trade or the health of particular economies and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of certain emerging markets may be based predominantly on only a few industries and may be vulnerable to changes in trade conditions and may have higher levels of debt or inflation. In particular, certain commodities may occupy a more prominent position in the economies of emerging markets than in the Organization for Economic
Co-operation
and Development countries, and such economies therefore are sensitive to fluctuations in commodity prices. A sustained increase or decrease in commodity prices could have a significant negative impact on the economies of emerging markets.

Enforceability of
Non-U.S.
Judgments Risk.
The Fund may encounter difficulties in pursuing legal remedies or in obtaining or enforcing judgments in
non-U.S.
courts. Further, at present, some emerging markets do not have treaties providing for the reciprocal recognition and enforcement of judgments with the United States. Therefore, it may be difficult for the Fund to enforce in such countries any judgments it may obtain in courts of the United States.
Currencies Risk
. A principal risk in trading currencies is the rapid fluctuation in the market prices of currency contracts. Prices of currency contracts traded by the Fund are affected generally by relative interest rates, which in turn are influenced by a wide variety of complex and difficult to predict factors such as money supply and demand, balance of payments, inflation levels, fiscal policy, and political and economic events. In addition, governments from time to time intervene, directly and by regulation, in these markets, with the specific effect, or intention, of influencing prices which may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations.
Sovereign Debt Risk.
Several factors may affect (i) the ability of a government, its agencies, instrumentalities or its central bank to make payments on the debt it has issued (“Sovereign Debt”), including securities that the Adviser believes are likely to be included in restructurings of the external debt obligations of the issuer in question, (ii) the market value of such debt and (iii) the inclusion of Sovereign Debt in future restructurings, including such issuer’s (x) balance of trade and access to international financing, (y) cost of servicing such obligations, which may be affected by changes in international interest rates, and (z) level of international currency reserves, which may affect the amount of foreign exchange available for external debt payments. Significant ongoing uncertainties and exposure to adverse conditions may undermine the issuer’s ability to make timely payment of interest and principal, and issuers may default on their Sovereign Debt.
Repurchase Agreements Risk
.
Repurchase agreements are transactions in which a purchaser purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Normally, custody of the underlying obligations prior to their repurchase is maintained by the purchaser, either through its regular custodian or through a special
“tri-party”
custodian or
sub-custodian
that maintains separate accounts for both the purchaser and its counterparty. The obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.
Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the purchaser may suffer delays, costs and possible losses in connection with the disposition of collateral.
Reverse Repurchase Agreements Risk
.
Reverse repurchase agreements involve the sale of securities held by a person subject to the person’s agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest.
A reverse repurchase agreement has the same economic effect as borrowing money and therefore gives rise to leverage risk. Reverse repurchase agreements also involve the risk that the buyer of the securities sold might be unable to deliver them when the selling investor seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee or receiver may receive an extension of time to determine whether to enforce the seller’s obligation to repurchase the securities, and the seller’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
Under Rule
18f-4,
which governs a registered investment company’s use of derivatives, short sales, reverse repurchase agreements and certain other transactions, when a fund trades reverse repurchase agreements or similar financing transactions, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (
e.g
., bank borrowings, if applicable) when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions.
Non-Diversification
Risk
.
Investment companies are classified as either “diversified” or
“non-diversified”
under the 1940 Act. The Fund is classified as a
“non-diversified”
investment company under the 1940 Act, although it is diversified for Code purposes. An investment company classified as “diversified” under the 1940 Act is subject to certain limitations with respect to the value of the company’s assets invested in particular issuers. As a non-diversified
investment company, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers and may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Risks Related to the Structure of the Fund
Anti-Takeover Risk. The Amended and Restated Declaration of Trust (“Declaration of Trust”) and bylaws (“Bylaws”), as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire a controlling interest in the Fund. Subject to the limitations of the 1940 Act, the Board may, without shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred Shares; and the Board may, without shareholder action, amend the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give shareholders the opportunity to realize a premium over the value of the Shares.
Closed-end Interval Fund; Liquidity Risk. The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. If shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional number of Shares not to exceed 2.00% of the outstanding Shares of the Fund on the Repurchase Request Deadline. In connection with any given repurchase offer, it is expected the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Distribution Payment Risk. The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s and the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.

Investment Dilution Risk
.
The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Declaration of Trust authorizes it to issue an unlimited number of Shares. The Board may amend the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Management Risk
.
The Fund is subject to management risk. In managing the Fund, the Adviser applies investment strategies, techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the intended results. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.
Repurchase Program Risk.
As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to
Rule 23c-3
under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. See “Share Repurchase Program.”
Risks Associated with the Fund Distribution Policy
.
The Fund intends to make regular distributions. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital, which would reduce the NAV of the common shares and, over time, potentially increase the Fund’s expense ratios. If a distribution constitutes a return of capital, it means that the Fund is returning to shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.

There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a shareholder’s tax basis in such shareholder’s Fund Shares. When a shareholder sells Fund Shares, the amount, if any, by which the sales price exceeds the shareholder’s tax basis in Fund Shares may be treated as a gain subject to tax. Because a return of capital reduces a shareholder’s tax basis in Fund Shares, it generally will increase the amount of such shareholder’s gain or decrease the amount of such shareholder’s loss when such shareholder sells Fund Shares. To the extent that the amount of any return of capital distribution exceeds a shareholder’s tax basis in Fund Shares, such excess generally will be treated as gain from a sale or exchange of the shares. As a result from such reduction in tax basis, shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the shareholder’s original investment.
If the Fund elects to issue preferred shares and/or notes or other forms of indebtedness, its ability to make distributions to its common shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s preferred shares, notes or other indebtedness.
Risks Relating to the Fund’s RIC Status.
Although the Fund intends to elect to be treated as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s shareholders, the Fund must, among other things, meet certain source-of-income,
asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes to its shareholders dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to the sum of 90% of the sum of the Fund’s investment company taxable income (generally, its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any), and 90% of the Fund’s net tax-exempt
interest income (if any). If the Fund fails to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at the regular corporate tax rates with no deduction for any dividends paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.
Other
Tax-Related
Risk.
The Fund expects to be treated as a “publicly offered regulated investment company” (within the meaning of Section 67 of the Code) as a result of either (1) shares of its common stock and any preferred stock collectively being held by at least 500 persons at all times during a taxable year, (2) shares of its common stock being treated as regularly traded on an established securities market for any taxable year, or (3) shares of its common stock are continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act). However, there can be no assurance that the Fund will be treated as a publicly offered regulated investment company for all years. If the Fund is not treated as a publicly offered regulated investment company for any calendar year, for purposes of computing the taxable income of U.S. Shareholders that are individuals, trusts or estates, (1) the Fund’s earnings will be computed without taking into account such U.S. Shareholders’ allocable shares of the management and incentive fees paid to the Adviser and certain of the Fund’s other expenses; (2) each such U.S. Shareholder will be treated as having received or accrued a dividend from the Fund in the amount of such U.S. Shareholder’s allocable share of these fees and expenses for such taxable year; (3) each such U.S. Shareholder will be treated as having paid or incurred such U.S. Shareholder’s allocable share of these fees and expenses for the calendar year; and (4) each such U.S. Shareholder’s allocable share of these fees and expenses will be treated as miscellaneous itemized deductions by such U.S. Shareholder. Miscellaneous itemized deductions generally are not deductible by a U.S. Shareholder that is an individual, trust or estate.

Shares Not Listed; No Market for Shares Risk
.
The Fund has been organized as a
closed-end
management investment company.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) because investors in a closed-end
fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end
funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end
fund, is not a liquid investment.
Certain Regulatory, Legal and Operational Risks
Governmental Interventions Risk. Extreme volatility and illiquidity in markets has in the past led to, and may in the future lead to, extensive governmental interventions in equity, credit and currency markets. Generally, such interventions are intended to reduce volatility and precipitous drops in value. In certain cases, governments have intervened on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions. In addition, these interventions have typically been unclear in scope and application, resulting in uncertainty. It is impossible to predict when these restrictions will be imposed, what the interim or permanent restrictions will be and/or the effect of such restrictions on the Fund’s strategies.
Legal and Regulatory Environment for Regulated Investment Funds and their Advisers Risk. The legal and regulatory environment worldwide for investment funds (such as the Fund) and their managers is evolving. Changes in the regulation of investment funds, their managers, and their trading and investing activities may have a material adverse effect on the ability of the Fund to pursue its investment program and the value of investments held by the Fund. New laws and regulations or actions taken by regulators that restrict the ability of the Fund to pursue its investment program or employ counterparties could have a material adverse effect on the Fund and its shareholders. In addition, the Adviser may, in its sole discretion, cause the Fund to be subject to certain laws and regulations if it believes that an investment or business activity is in the Fund’s interest, even if such laws and regulations may have a detrimental effect on one or more shareholders.
Legal Risk. The Fund may invest in assets and securities traded in various markets throughout the world, some of which are highly controlled by government authorities. Many of the laws that govern private and foreign investment, financial investment transactions, creditors’ rights and other contractual relationships in non-U.S. countries, particularly in developing countries, are new and largely untested. As a result, the Fund may be subject to a number of unusual risks, including inadequate investor protection, contradictory legislation, incomplete, unclear and changing laws, ignorance or breaches of regulations on the part of other market participants, lack of established or effective avenues for legal redress, lack of standard practices and confidentiality customs characteristic of developed markets, and lack of enforcement of existing regulations.
Sanctions Risk. The Fund’s (or the Adviser’s, as applicable) operations are or may become subject to economic sanctions laws and regulations of various jurisdictions. At any given time, whether under applicable law, by contractual commitment or as a voluntary risk management measure, the Fund (or the Adviser, as applicable) may be required, or elect, to comply with various sanctions programs, including the Specially Designated Nationals and Blocked Persons List and Sectoral Sanctions programs administered by OFAC, the sanctions regimes administered by subsidiary organs of the United Nations Security Council, the Sanctions Orders of the Cayman Islands (including as extended to the Cayman Islands by Order of the government of the United Kingdom from time to time), and the Restrictive Measures adopted by the European Union. Some sanctions that may apply to the Fund (or the Adviser, as applicable) prohibit or restrict dealings with particular identified persons. Other potentially applicable sanctions programs broadly prohibit or restrict dealings in certain countries or territories or with individuals and entities located in such countries or territories. In addition to such current sanctions, additional sanctions may be imposed in the future. Such sanctions may be imposed with little or no advance warning or “safe harbor” for compliance and may be ambiguous, including as to the scope of financial activities that regulators may ultimately deem to be covered by the sanctions.

Depending on the scope and duration of a particular sanctions program, compliance by the Fund (or the Adviser, as applicable) may result in a material adverse effect on the Fund and its shareholders. The Adviser and the Fund (or the Adviser, as applicable) may be subject to heightened or targeted regulatory scrutiny and information requests as a result of such sanctions. In addition, if the Adviser or the Fund (or the Adviser, as applicable) were to violate or be deemed in violation of any such sanction, it could face significant legal and monetary penalties. Sanctions may negatively impact the Fund’s ability to effectively implement their investment strategy and have a material adverse impact on the Fund’s investments in various ways, including by preventing or inhibiting the Fund from making certain investments, forcing the Fund to divest from investments previously made, and leading to substantial reductions in the revenues, profits and value of the Fund’s investments. Finally, sanctions may have broader economic implications, such as influencing the price of certain commodities, which may have adverse effects on inflation and the value of the U.S. dollar, which may adversely affect investment objectives and strategies of the Fund.
Systems and Operational Risk
.
The Fund depends on the Adviser to develop and implement appropriate systems for the Fund’s activities. The Fund relies heavily and on a daily basis on financial, accounting and other data processing systems to execute, clear and settle transactions across numerous and diverse markets and to evaluate certain investments, to monitor its portfolio and capital, and to generate risk management and other reports that are critical to oversight of the Fund’s activities. In addition, the Fund relies on information systems to store sensitive information about the Fund, the Adviser, the Board, the affiliates of the Adviser and the shareholders. Certain of the Fund’s and the Adviser’s activities will be dependent upon systems operated by third parties, including prime brokers, the Administrator, market counterparties and other service providers, and the Adviser may not be in a position to verify the risks or reliability of such third-party systems. Failures in the systems employed by the Adviser, prime brokers, the Administrator, counterparties, exchanges and similar clearance and settlement facilities and other parties could result in mistakes made in the confirmation or settlement of transactions, or in transactions not being properly booked, evaluated or accounted for. In addition, despite the security measures established by the Adviser and third parties to safeguard the information in these systems, such systems may be vulnerable to attacks by hackers or breached due to employee error, malfeasance or other disruptions. Any such breach could compromise these systems and result in the theft, loss or public dissemination of the information stored therein. Disruptions in the Fund’s operations or breach of the Fund’s information systems may cause the Fund to suffer, among other things, financial loss, the disruption of its businesses, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing failures or disruptions could have a material adverse effect on the Fund and its shareholders.
Cybersecurity Risk
.
As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund and personally identifiable information of the shareholders. Similarly, service providers of the Adviser or the Fund, especially the Administrator, may process, store and transmit such information. The Adviser has procedures and systems in place that it believes are reasonably designed to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third parties to the Adviser may be susceptible to compromise, leading to a breach of the Adviser’s network. The Adviser’s systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats.
On-line
services provided by the Adviser to the shareholders may also be susceptible to compromise. Breach of the Adviser’s information systems may cause information relating to the transactions of the Fund and personally identifiable information of the shareholders to be lost or improperly accessed, used or disclosed.
The service providers of the Adviser and the Fund are subject to the same electronic information security threats as the Adviser. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the transactions of the Fund and personally identifiable information of the shareholders may be lost or improperly accessed, used or disclosed.
The loss or improper access, use or disclosure of the Adviser’s or the Fund’s proprietary information may cause the Adviser or the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing events could have a material adverse effect on the Fund and its shareholders.
Banking Relationships Risk.
The Adviser and the Fund will hold cash and other assets in accounts with one or more banks, custodians or depository or credit institutions (collectively, “Banking Institutions”), which may include both U.S. and
non-U.S.
Banking Institutions from time to time. The Fund may also enter into credit facilities and have other relationships with Banking Institutions. The distress, impairment, or failure of, or a lack of investor or customer confidence in, any of such Banking Institutions may limit the ability of the Adviser or the Fund to access, transfer or otherwise deal with its assets, draw upon a credit facility, or rely upon any of such other relationships, in a timely manner or at all, and may result in other market volatility and disruption, including by affecting other Banking Institutions. All of the foregoing could have a negative impact on the Fund. For example, in such a scenario, the Fund could be forced to delay or forgo an investment or a distribution or generate cash to fund such investment or distribution from other sources (including by disposing of other investments or making other borrowings) in a manner that it would not have otherwise considered desirable. Furthermore, in the event of the failure of a Banking Institution, access to a depository account with that institution could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC (and similar considerations may apply to Banking Institutions in other jurisdictions not subject to FDIC protection). In such a case, the Adviser or the Fund may not recover all or a portion of such excess uninsured amounts and would instead have an unsecured claim against the Banking Institution (alongside other unsecured creditors). The Adviser does not expect to be in a position to reliably identify in advance all potential solvency or stress concerns with respect to its or the Fund’s banking relationships, and there can be no assurance that the Adviser or the Fund will be able to easily establish alternative relationships with and transfer assets to other Banking Institutions in the event a Banking Institution comes under stress or fails. In addition, portfolio companies in which the Fund may invest will also face the risks described in this paragraph. The Adviser may have limited or no visibility to or influence over the portfolio companies’ relationships with Banking Institutions. In the event that the risks described in this paragraph materialize for portfolio companies, this may have negative effects on the value and/or liquidity of the Fund’s investments.
Counterparty Risk
.
The Fund expects to establish relationships to obtain financing, derivative intermediation and prime brokerage services that permit the Fund to trade in any variety of markets or asset classes over time. However, there can be no assurance that the Fund will be able to establish or maintain such relationships. An inability to establish or maintain such relationships could limit the Fund’s trading activities, create losses, preclude the Fund from engaging in certain transactions or prevent the Fund from trading at optimal rates and terms. Moreover, a disruption in the financing, derivative intermediation and prime brokerage services provided by any such relationships could have a significant impact on the Fund’s business due to the Fund’s reliance on such counterparties.
Some of the markets in which the Fund may effect transactions are not “exchange-based” including
“over-the-counter”
or “interdealer” markets. The stability and liquidity of
over-the-counter
transactions depends in large part on the creditworthiness of the parties to the transactions. The participants in such markets are typically not subject to the credit evaluation and regulatory oversight to which members of “exchange-based” markets are subject. The lack of evaluation and oversight of over-the-counter
markets exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. Generally, the Fund will not be restricted from dealing with any particular counterparties. The Adviser’s evaluation of the creditworthiness of counterparties may not prove sufficient. The lack of a complete and “foolproof” evaluation of the financial capabilities of the Fund’s counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.
If there is a default by a counterparty, the Fund under most normal circumstances will have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the NAV of the Fund being less than if the Fund had not entered into the transaction. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. In such case, the recovery of the Fund’s investments from such counterparty or the payment of claims for such investments may be significantly delayed and the Fund may recover substantially less than the full value of the investments entrusted to such counterparty.
In addition, the Fund may use counterparties located in jurisdictions outside the U.S. Such local counterparties usually are subject to laws and regulations in foreign jurisdictions that are designed to protect customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the range of possible factual scenarios involving the insolvency of a counterparty and the potentially large number of entities and jurisdictions that may be involved, it is impossible to generalize about the effect of such an insolvency on the Fund and its assets. Shareholders should assume that the insolvency of any such counterparty would result in significant delays in recovering the Fund’s investments from or the payment of claims for such investments by such counterparty and a loss to the Fund, which could be material.
Valuation Risk.
All or a substantial portion of the Fund’s investments are expected to be in the form of investments for which market quotations are not readily available. With respect to such investments, the Fund’s Board has designated the Adviser as its valuation designee (the “Valuation Designee”) to determine the fair valuation of such investments pursuant to Rule
2a-5
under the 1940 Act. The Valuation Designee determines the fair value of the security or other instrument under policies and procedures approved by the Board of the Fund (“Valuation Procedures”). The Adviser will be required to make determinations as to the fair value of these investments on a daily basis, in accordance with the valuation methodologies described herein. There is no single standard for determining fair value in good faith and in many cases fair value is best expressed as a range of fair values from which a single estimate may be derived. Because valuations, and in particular valuations of investments for which market quotations are not readily available, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, determinations of fair value may differ materially from the values that would have resulted if a ready market had existed. Even if market quotations are available for certain of the Fund’s investments, such quotations may not reflect the value that the Fund would actually be able to realize with respect to such investments because of various factors including the possible illiquidity associated with a large ownership position, future market price volatility or the potential for a future loss in market value based on poor industry or market conditions. The return realized by an investor could be adversely affected if the recorded values of investments are materially higher than the values that are ultimately realized upon the disposal of the investments and changes in values attributed to investments from quarter to quarter may result in volatility in the net asset values and results of operations reported from period to period. There can be no assurance that the investment values that are recorded from time to time will ultimately be realized. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. To the extent feasible, the Adviser aims to incorporate on a daily basis material information about the Fund’s investments; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations can cause the Fund’s NAV on a given day to materially understate or overstate the value of its investments. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.

Because of the overall size and concentrations in particular markets and maturities of positions that may be held by the Fund from time to time, the liquidation values of the Fund’s securities and other investments may differ significantly from the interim valuations of such investments derived from the valuation methods described herein. Such differences may be further affected by the time frame within which such liquidation occurs. Third-party pricing information regarding certain of the Fund’s securities and other investments may at times be unavailable. Valuations of the Fund’s securities and other investments, which may affect the amount of the Management Fee paid by the Fund, may involve uncertainties and subjective judgmental determinations, and if such valuations should prove to be incorrect, the net asset value of the Fund could be adversely affected. In addition, valuations based on models will be affected by assumptions in the models and may not reflect the prices at which positions could, in fact, be covered or sold. Absent bad faith or manifest error, valuation determinations will be conclusive and binding.
Currency Exchange Exposure Risk
.
The Fund may invest in investments denominated in currencies other than the U.S. Dollar. The Fund, however, values its investments in U.S. Dollars. The Fund may or may not seek to hedge its
non-U.S.
currency exposure by entering into currency hedging transactions. There can be no guarantee that investments suitable for hedging currency or market shifts will be available at the time when the Fund wishes to use them, or that hedging techniques employed by the Fund will be effective. Furthermore, certain currency market risks may not be fully hedged or hedged at all. To the extent unhedged, the value of the Fund’s positions denominated in currencies other than U.S. Dollars will fluctuate with U.S. Dollar exchange rates as well as with the price changes of the investments in the various local markets and currencies. Finally, the Fund may incur costs in connection with conversions between various currencies.
Investment Procedures Risk
.
Subject to any requirements set by law or in this prospectus, the Fund will establish very broad investment policies and procedures for its investments. These policies and procedures will provide the Adviser with substantial discretion when selecting, acquiring and disposing of investments, including in determining the types of investments that it deems appropriate, the investment approach that it follows when making investments and the timing of investments. While the Adviser will periodically review the Fund’s compliance with investment policies and procedures, such policies and procedures may be subject to change and derogation consistent with the business practices of the Fund.
High-Risk Investing Risk
.
Subject to any requirements set by law or in this prospectus, the Fund is not limited with respect to the types of investment strategies it employs or the markets or instruments in which it will invest. The Fund’s capital will be invested in investments that may involve high-risk securities, may be illiquid, and may involve highly speculative investment techniques. Because the Fund will make different types of investments, with different risk, return and market correlation characteristics, it is difficult to predict the risk, return and market correlation characteristics of an investment in the Fund. The markets for the underlying investments in which the Fund will invest will fluctuate with, among other things, changes in market rates of interest, general economic conditions, economic conditions in particular industries, the condition of financial markets and the financial condition of the issuers in which the Fund will invest. In addition, the lack of an established, liquid secondary market for many of such investments may have an adverse effect on the market value of such investments and on the Fund’s ability to achieve liquidity from a disposition.
Risk of Loss
.
No guarantee or representation is made that the Fund’s investment program, including, without limitation, the Fund’s investment objective, diversification strategies or risk monitoring goals, will be successful. Investment results may vary substantially over time. No assurance can be made that profits will be achieved or that substantial or complete losses will not be incurred. Past investment results of the Adviser (or investments otherwise made by the Adviser’s investment professionals) are not necessarily indicative of their future performance.
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities.
The Adviser currently manages and may in the future manage and advise Other Accounts, which may have similar or overlapping investment objectives, in whole or in part, to those of the Fund. An Affiliate of the Adviser has received an exemptive order from the SEC that permits the Fund to
co-invest
with certain other persons, including certain affiliated accounts managed and controlled by the Adviser. Subject to the 1940 Act and the conditions of the co-investment
order issued by the SEC, the Fund may, in certain circumstances, invest with or otherwise participate alongside such Other Accounts on a basis that the Adviser considers fair, reasonable and equitable. Not all investments which are consistent with the Fund’s investment objectives will necessarily be presented to the Fund. In addition, in some instances, investments of the Fund may be made available to and shared with Other Accounts or third-party co-investors.
Certain Other Accounts have or will have substantially the same investment objective as the Fund and investment opportunities are expected to be allocated between these Other Accounts and the Fund in accordance with the Adviser’s investment allocation policy and procedures, which makes such allocations on a basis that the Adviser believes in good faith to be fair and reasonable.
Under circumstances where the Fund may invest in financial instruments in which an Other Account has already invested or is expected to invest, there can be no assurance that the Other Accounts will invest on the same terms, and invest and divest at the same time, as the Fund and no assurance can be made that such conflicts will not materialize. In addition, there may be certain situations where the Fund and an Other Account make separate investments in the same issuer, in which case the terms of the Fund’s investment, including the type of security purchased, may be different from the terms of such Other Account’s investment or the type of security that the Other Account purchases (or the level at which the investment is made in an issuer’s capital structure). Conflicts could arise after an Other Account on the one hand, and the Fund on the other hand, make separate investments in the same financial instrument with respect to the manner and timing of the Fund’s exit from the investment compared to such Other Account’s exit. Furthermore, to the extent that the Fund holds a security that is different (or more or less senior) than those held by such Other Accounts, the Adviser may be presented with decisions involving circumstances where the investments of such Other Accounts are in conflict or competition with those of the Fund, particularly where an investment becomes distressed. In that regard, actions may be taken for the Other Accounts that are adverse to the Fund. In addition, it is possible that in a bankruptcy proceeding the interest of the Fund may be subordinated or otherwise adversely affected by virtue of the involvement and actions of such Other Accounts with respect to such investment. Furthermore, the Adviser may elect to serve on equity holders’ committees, creditors’ committees or other groups to ensure preservation or enhancement of the Fund’s and/or the Other Accounts’ positions as equity holders or creditors. As a member of any such committee or group, the Adviser may owe certain obligations generally to all parties similarly situated that the committee represents, which may create conflicts with the duties the Adviser owes to the Fund.
Other Accounts managed by the Adviser have, and may in the future have, investment objectives similar, in part, to or overlapping with those of the Fund, or that may conflict with those of the Fund. Such conflicts could affect the prices and availability of investments in which the Fund invests. There may be circumstances where investments that are consistent with the Fund’s investment objectives may be required or permitted to be made by or shared with such Other Accounts. The Fund may be prohibited (due to, for example, priority or exclusivity rights granted to other investment funds or regulatory limitations) from pursuing certain investment opportunities and may find that its ability to participate in any particular opportunity may be limited. Where participation in specific investment opportunities may be appropriate for both the Fund and Other Accounts, certain investment opportunities may exist when both the Fund and Other Accounts invest together that may not exist if they do not (e.g., investment opportunities that require larger investment commitments). It should also be noted that Other Accounts may have different time horizons and/or investment periods which could result in portfolio construction, liquidation timeframes and performance attributes. Even if an Other Account has investment objectives, programs or strategies that are similar to those of the Fund, the Adviser may give advice or take action with respect to the investments held by, and transactions of, the Other Accounts that may differ from the advice given or the timing or nature of any action taken with respect to the investments held by, and transactions of, the Fund for a variety of reasons, including differences between the investment strategy, financing terms, regulatory treatment and tax treatment of the Other Accounts and the Fund. As a result, the Fund and an Other Account may have substantially different portfolios and investment returns. Conflicts of interest may also arise when the Adviser makes decisions on behalf of the Fund with respect to matters where the interests of the Adviser or one or more Other Accounts differs from the interests of the Fund.

Investments with Third Parties Risk
.
The Fund may
co-invest
with third parties through joint ventures or other parties’ entities (including, without limitation, other investors, who participate in the identification, acquisition or renovation, or other services or activities related to investment properties for the Fund). Third-party involvement with an investment may negatively impact the returns of such investment if, for example, the third-party co-venturer
has financial difficulties, has economic or business interests or goals that are inconsistent with those of the Fund or is in a position to take (or block) action in a manner contrary to the Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may enter into compensation arrangements relating to such investments, including incentive compensation arrangements. Such compensation arrangements will reduce the returns to participants in the investments.
Risks Arising from Dispositions of Investments
.
In connection with the disposition of an investment, the Fund may be required to make representations about the business and financial affairs of the investment, or may be responsible as a selling stockholder for the contents of disclosure documents under applicable securities laws. The Fund may also be required to indemnify the purchasers of such investments or underwriters to the extent that any such representations or disclosure documents turn out to be incorrect, inaccurate or misleading.
New Fund
 Risk
.
The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to a shareholder.
Retention and Motivation of Key Employees Risk
.
The success of the Fund is dependent upon the talents and efforts of highly skilled individuals employed by the Adviser and the Adviser’s ability to identify and willingness to provide acceptable compensation to attract, retain and motivate talented investment professionals and other employees. There can be no assurance that the Adviser’s investment professionals will continue to be associated with the Adviser throughout the life of the Fund, and the failure to attract or retain such investment professionals could have a material adverse effect on the Fund and its shareholders. Competition in the financial services industry for qualified employees is intense and there is no guarantee that, if lost, the talents of the Adviser’s investment professionals could be replaced.
Key Person Risk
.
In particular, the Fund will depend on the diligence, skill and business contacts of the Adviser’s investment committee, investment principals and managing directors and the information and deal flow they generate during the normal course of their activities. The Fund’s success will depend on the continued service of these individuals and the training of their successors, who are not obligated to remain employed with the Adviser. The departure of any of these individuals (or a significant number of its other investment professionals or personnel) for any reason, or the failure to appoint qualified or effective successors in the event of such departures, could have a material adverse effect on the Fund’s ability to achieve its investment objective.
Limits of Risk Disclosures
The above discussions of the various risks associated with the Fund and the shares are not, and are not intended to be, a complete explanation of the risks involved in an investment in the Fund. Those discussions do, however, summarize the principal risks that should be considered before investing. Prospective investors should read this entire prospectus and consult with their own advisors before deciding whether to invest. In addition, as the investment program of the Fund may change over time, an investment in the Fund may be subject to risk factors not described in this prospectus.

Effects of Leverage [Text Block]
Effects of Leverage. The table below assumes that the Fund’s borrowings represent approximately 20.4% of the Fund’s net assets and that the Fund bears expenses related to such borrowings at an annual effective interest rate of 3.2% (based on interest rates for such borrowing as of a recent date). The table below also assumes that the annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such borrowings would be approximately 0.65%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to borrowings on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5%, and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(12.69)%	(6.67)%	(0.65)%	5.37%	11.39%

Effects of Leverage [Table Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to borrowings on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5%, and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(12.69)%	(6.67)%	(0.65)%	5.37%	11.39%

Return at Minus Ten [Percent]	(12.69%)
Return at Minus Five [Percent]	(6.67%)
Return at Zero [Percent]	(0.65%)
Return at Plus Five [Percent]	5.37%
Return at Plus Ten [Percent]	11.39%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
ADDITIONAL INFORMATION REGARDING THE DECLARATION OF TRUST AND BYLAWS
The following description of the terms of the Fund and its shares is only a summary. For a complete description, please refer to the Delaware Statutory Trust Act, and the Fund’s Declaration of Trust and Bylaws. The Declaration of Trust and Bylaws are filed with the SEC as exhibits to the Fund’s registration statement.
Outstanding Securities
The following table shows, for each class of authorized securities of the Fund, the amount of (i) shares authorized and (ii) shares outstanding, each as of August 31, 2026:

Title of Class	Authorized	Amount of Shares Held by the Fund for its Account	Amount of Shares Outstanding
Class A	Unlimited	–	5,000
Advisor Class	Unlimited	–	5,000
General. The Declaration of Trust provides that the Fund may issue up to an unlimited number of shares. The Shares are fully paid and non-assessable.
Shareholders are entitled to receive distributions when authorized by the Board and declared by the Fund out of assets legally available for the payment of distributions. Shareholders also are entitled to share ratably in the assets legally available for distribution to the Fund’s shareholders in the event of the Fund’s liquidation, dissolution or winding up, after payment of, or adequate provision for, all of the Fund’s known debts and liabilities. These rights are subject to the preferential rights of any other class of the Fund.
Each outstanding share entitles the holder to one vote on all matters submitted to a vote of shareholders, including the election of Trustees.
Preferred Shares. Although the Fund has no intention of issuing preferred Shares (“Preferred Shares”) within one year of the date of this prospectus, the Fund may offer Preferred Shares as a means of providing leverage to the Fund in an aggregate amount of up to 50% of the Fund’s total assets immediately after such issuance.
Number of Trustees; Vacancies. The Declaration of Trust provides that the number of Trustees shall be determined by a majority of the Trustees then in office. As set forth in the Declaration of Trust, a Trustee’s term of office shall continue until the earlier of the election of his or her successor, or his or her death, resignation or removal. Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. To the extent that the 1940 Act requires that Trustees be elected by shareholders, any such Trustees will be elected by a plurality of all Shares voted at a meeting of shareholders at which a quorum is present.
Removal of Trustees. The Fund’s Declaration of Trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the Declaration of Trust) with or without cause at any time by a written instrument signed by at least two-thirds (2/3) of the remaining Trustees or at a meeting by action of at least two-thirds (2/3) of the remaining Trustees.
Amendments to the Fund’s Declaration of Trust and Bylaws. Subject to the provisions of the 1940 Act, pursuant to the Declaration of Trust, the Board may amend the Declaration of Trust without any vote of shareholders. Pursuant to the Declaration of Trust and Bylaws, the Board has the exclusive power to amend or repeal the Bylaws or adopt new bylaws at any time.
Classes of Shares
. The Declaration of Trust permits the Board to establish multiple classes of shares in the Fund, with each class having the relative rights and preferences set forth in the Declaration of Trust, unless otherwise provided in the resolution or other document establishing the class. The shares offered through this prospectus represent the only class of Fund shares existing as of the date of this prospectus. Subject to any necessary regulatory approvals, additional classes of shares may be established and offered in the future. The establishment of additional classes is not expected to affect the rights and preferences of the classes of shares offered in this prospectus.
Quorum
. The Bylaws provide that the presence of shareholders entitled to cast thirty-three and one-third
percent (33 1/3%) of the shares entitled to vote on a matter, present in person or represented by proxy, constitutes a quorum unless applicable law provides otherwise. However, because the Bylaws may be amended by the Board, the Board has the power to specify another quorum requirement. The power to adjust the quorum requirement could enable the Board of Trustees to prevent some shareholders from soliciting proxies and then refusing to attend the meeting in order to prevent a quorum.
Calling of Meetings of shareholders
. The Bylaws provide that meetings of shareholders may be called as required by the Declaration of Trust and by the Board. The Bylaws also provide that, subject to the satisfaction of certain procedural and informational requirements by the shareholders requesting the meeting, a special meeting of shareholders will be called by the Secretary of the Fund upon the written request of shareholders entitled to cast not less than fifty percent (50%) of all the votes entitled to be cast as such meeting. Annual meetings of shareholders of the Fund will not be held unless otherwise required by the 1940 Act, the Declaration of Trust or the Bylaws.

Outstanding Securities [Table Text Block]
Outstanding Securities
The following table shows, for each class of authorized securities of the Fund, the amount of (i) shares authorized and (ii) shares outstanding, each as of August 31, 2026:

Title of Class	Authorized	Amount of Shares Held by the Fund for its Account	Amount of Shares Outstanding
Class A	Unlimited	–	5,000
Advisor Class	Unlimited	–	5,000

General Market Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Market Risks
General Risk. Investing in the Fund involves certain risks and the Fund may not be able to achieve its intended results for a variety of reasons, including, among others, the possibility that the Adviser may not be able to structure the Fund’s investment program as anticipated.
Any investment in financial instruments carries certain market risks. An investment in the Fund is highly speculative and involves a high degree of risk due to the nature of the Fund’s investments and the investment strategies and trading strategies to be employed by the Fund. An investment in the Fund should not in itself be considered a balanced investment program. Shareholders should be able to withstand the loss of their entire investment.
General Economic and Market Conditions Risk. The success of the Fund will be affected by general economic and market conditions, such as changes in interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers (including tariffs and sanctions), currency exchange controls, market structure, liquidity, transparency and access, capital and margin requirements affecting the Fund, its intermediaries and national and international political circumstances (including wars, terrorist acts or security operations). These factors may affect the level and volatility of financial instruments’ prices and the liquidity of the Fund’s investments. Volatility or illiquidity could impair the Fund’s profitability or result in losses. The Fund may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets — the larger the positions, the greater the potential for loss.
Market Disruptions and Geopolitical Events Risk. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), international wars, instability or conflicts in regions such as Asia, Eastern Europe and the Middle East (and the global response thereto), terrorism, natural disasters and public health epidemics and pandemics. The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, disruptions to interest and inflation rates, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the U.S. and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent the Fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact the Fund’s ability to achieve its investment objective, as well as the operations of the Fund and the Adviser, and (iii) exacerbate the risks discussed elsewhere in this prospectus, including political, social and economic risks.
Global economies and financial markets have become increasingly interconnected, which increases the possibility that economic, financial or political events and factors in one country or region might adversely impact issuers in a different country or region or worldwide.
Consequently, the Fund may not be capable of, or successful at, preserving the value of their assets, generating positive investment returns or effectively managing their risks.
Systemic Risk.
Systemic risk is the risk of broad financial system stress or collapse triggered by the default of one or more financial institutions, which results in a series of defaults by other independent financial institutions. Financial intermediaries, such as clearinghouses, banks, securities firms and exchanges with which the Fund interacts are all subject to systemic risk. A systemic failure could have material adverse consequences on the Fund and on the markets for the investments in which the Fund seeks to invest.

Risks Related to Specific Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Specific Investments
Directly Sourced Municipal Bond Investments. Municipal bond issuers may experience financial distress as a result of adverse economic conditions, reduced tax receipts, political developments, changes in law, or unsustainable debt burdens. Bonds backed by specific revenue streams are subject to the continued availability and sufficiency of those revenues, which may be volatile, cyclical, or subject to third-party actions. There can be no assurance that an issuer will be able to meet its payment obligations in full or on a timely basis. Directly sourced municipal bonds may be highly illiquid. There may be limited or no established secondary market for such investments, and the Fund may be unable to liquidate a position when desired or required, or may be forced to do so at a substantial discount. Illiquidity may be exacerbated during periods of market stress or downturns, potentially impairing the Fund’s ability to meet redemption requests or rebalance its portfolio. If the Fund sources investments directly, it may hold a concentrated portfolio with exposure to a limited number of issuers, obligors, geographic regions, industries, or revenue sources. Adverse developments affecting a particular issuer, project, or region may have a disproportionate impact on the Fund compared to a more diversified strategy. In addition, where the Fund participates in a directly sourced transaction with the expectation of syndicating a portion of its position to other investors, there can be no assurance that such syndication will be completed to the extent anticipated or at all. If the Fund is unable to syndicate a position as planned, it may be required to hold a larger exposure to a single issuer or transaction than originally intended, which could result in increased concentration risk and potential losses disproportionate to those that would be experienced in a more diversified portfolio. In addition, municipal bonds differ widely in their legal structure, security arrangements, priority of payment, covenants, reserve requirements, and remedies upon default. Bondholder rights may be limited by state or local law, and enforcement of such rights may be costly, uncertain, delayed, or ineffective. Bankruptcy or insolvency proceedings involving municipal issuers are complex and may materially impair recoveries. Many directly sourced municipal bonds do not trade regularly, and reliable market quotations may be unavailable. As a result, the Fund may value certain investments using models, estimates, or third-party pricing services. Such valuations may not accurately reflect the price at which the investment could be sold and may fluctuate significantly over short periods of time. Direct sourcing requires extensive credit analysis, legal structuring, documentation review, and ongoing monitoring. The Fund’s due diligence process may fail to identify material risks, deficiencies, or weaknesses in an investment. In addition, operational errors, documentation defects, or failures by service providers could result in losses to the Fund.
Municipal Securities.
The two principal classifications of municipal securities are bonds and notes. Municipal bonds are intended to meet longer-term capital needs while municipal notes are intended to fulfill short-term capital needs. Municipal notes generally have original maturities not exceeding one year. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, variable-rate demand obligations, and tax-exempt
commercial paper.
Municipal bonds are typically classified as “general obligation” or “revenue” or “special obligation” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Fund may invest without limit in revenue bonds, which generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. The Fund may invest without limit its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).
The Fund may invest in municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality’s pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.
Current federal tax law distinguishes between municipal securities issued to finance certain private activities (“private activity bonds”) and other municipal securities. Private activity bonds, most of which are
AMT-Subject
bonds and are also revenue bonds, include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, and student loan programs. Bonds of certain sectors have special risks. For example, the healthcare industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private-activity bonds are not government-backed. Attempts to restructure the tax system may have adverse effects on the value of municipal securities or make them less attractive to investors relative to taxable treatments.
The high
tax-free
yields sought by the Fund are generally obtainable from medium-quality municipal securities rated A or Baa by Moody’s Ratings (“Moody’s”), or A or BBB by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or equivalent ratings by any other nationally recognized statistical rating organization (“NRSRO”). It is expected that normally the Fund may retain a municipal security downgraded below C by Moody’s or CCC by S&P or Fitch, or equivalent ratings by any other NRSRO, an unrated municipal security determined by the Adviser to have undergone similar credit quality deterioration, or a defaulted municipal security. The Adviser may, however, choose to retain such a security if it determines that doing so is in the best interests of the Fund and its shareholders.
Risks of Debt Securities Generally.
Debt securities of all types of issuers may have speculative characteristics, regardless of whether they are rated. The issuers of such instruments (including municipal issuers) may face significant ongoing uncertainties and exposure to adverse conditions that may undermine the issuer’s ability to make timely payment of interest and principal in accordance with the terms of the obligations.
Interest Rate Risk.
Changes in interest rates can affect the value of the Fund’s investments in fixed-income instruments. The Fund may experience increased interest rate risk to the extent it invests, if at all, in debt instruments with longer maturities, debt instruments paying no interest (such as zero-coupon
debt instruments) or debt instruments paying
non-cash
interest in the form of other debt instruments.
Variable and Floating Rate Securities Risk
. The Fund may invest in variable and floating rate municipal securities and other variable or floating rate debt instruments. The interest rates on such securities reset periodically based on a reference rate or index, which may cause the income generated by such securities to fluctuate. In a declining interest rate environment, the income generated by variable and floating rate securities will generally decrease, which may adversely affect the Fund’s distributions to shareholders. Conversely, in a rising interest rate environment, while the income generated by such securities may increase, the market value of such securities may decline if the applicable reference rate does not adjust sufficiently or promptly to reflect prevailing market conditions. Variable and floating rate securities may also be subject to increased credit risk if the issuer’s financial condition deteriorates as a result of higher debt service costs associated with rising rates. In addition, certain variable and floating rate securities may have interest rate floors below which the interest rate will not fall even if prevailing market rates decline below such floor, which may limit the Fund’s ability to benefit from declining rates. There can be no assurance that the reference rates applicable to variable and floating rate securities held by the Fund will accurately reflect prevailing market conditions or that such securities will perform as anticipated.
Duration Risk
. Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.
Municipal Market Risk
. Special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in the municipal securities of a particular state or territory, the Fund may be vulnerable to events adversely affecting that state or territory, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.
In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.
The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico persists or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.
Municipal Bond Tax Risk
. From time to time, the U.S. Government and Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt
status of municipal bonds could also result in significant repurchase requests as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax exemption. Any such changes could have a material adverse effect on the Fund and its shareholders.
Inflation Risk
. The value of assets or income from investments may be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.
Prepayment Risk.
The frequency at which prepayments (including voluntary prepayments by the obligors and accelerations due to defaults) occur on debt instruments will be affected by a variety of factors including the prevailing level of interest rates and spreads as well as economic, demographic, tax, social, legal and other factors. Generally, obligors tend to prepay their fixed rate obligations when prevailing interest rates fall below the coupon rates on their obligations. Similarly, floating rate issuers and borrowers tend to prepay their obligations when spreads narrow.
In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments, and “discount” securities (securities whose principal or par amounts exceed their market values) are adversely affected by slower than anticipated prepayments. Since many fixed rate obligations will be discount instruments when interest rates and/or spreads are high, and will be premium instruments when interest rates and/or spreads are low, such debt instruments may be adversely affected by changes in prepayments in any interest rate environment.
However, increased prepayment levels may negatively impact the total cash realized over the life of the assets and may consequently affect the rate of return on such investments. Specifically, adverse effects of prepayments may impact the Fund’s portfolio in two ways. First, particular investments may experience outright losses, as in the case of an interest-only instrument in an environment of faster actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the Adviser may have constructed for these investments, resulting in a loss to the Fund’s overall portfolio. In particular, prepayments (at par) may limit the potential upside of many instruments to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss. The Adviser accounts for anticipated prepayment levels in investing in loan assets.

Zero-Coupon Securities Risk
. Zero-coupon securities are debt securities that have been issued without interest coupons or stripped of their unmatured interest coupons, and include receipts or certificates representing interests in such stripped debt obligations and coupons. Such a security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Such securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities and credit quality that make current distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, these securities eliminate reinvestment risk and “lock in” a rate of return to maturity.
High-Yield Securities Risk.
A portion of the Fund’s investments may consist of investments characterized as “high-yield securities”. Such securities are expected to be rated below investment-grade by one or more nationally recognized statistical rating organizations or will be unrated but of comparable credit quality to obligations rated below investment-grade, and have greater credit risk and liquidity risk than more highly rated obligations. Bonds or other fixed-income securities that are “higher yielding” (including non-investment
grade) debt securities are generally not exchange traded and, as a result, these securities trade in the over-the-counter
marketplace, which is less transparent and has wider bid/ask spreads than the exchange-traded marketplace. High-yield securities face ongoing uncertainties and exposure to adverse business, financial or economic conditions which could lead to the issuer’s inability to meet timely interest and principal payments. High-yield securities are generally more volatile and are generally unsecured and may be subordinate to other obligations of the obligor, which may be secured by substantially all of the issuer’s assets. High-yield securities may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Companies that issue such securities may be highly leveraged and their relatively high debt to equity ratios create increased risks that their operations might not generate sufficient cash flows to service their obligations. Overall declines in the below investment grade bond and other markets or an economic downturn in the financial markets generally may adversely affect such issuers by inhibiting their ability to refinance their obligations at maturity. In addition, the Fund may invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments.
The Fund is authorized to invest in obligations of issuers that are generally trading at significantly higher yields than had been historically typical of the applicable issuer’s obligations. Such investments may include debt obligations that have a heightened probability of being in covenant or payment default in the future or that are currently in default and are generally considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically, such workout or bankruptcy proceedings result only in partial recovery of cash payments or an exchange of the defaulted security for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.
Corporate Debt Risk.
Bonds, notes and debentures issued by corporations may pay fixed, variable or floating rates of interest, and may include zero-coupon
obligations. Corporate debt instruments may be subject to credit ratings downgrades. Other instruments may have the lowest quality ratings or may be unrated. In addition, the Fund may be paid interest in kind in connection with its investments in corporate debt and related investments (e.g., the principal owed to the Fund in connection with a debt investment may be increased by the amount of interest due on such debt investment). Such investments may experience greater market value volatility than debt obligations that provide for regular payments of interest in cash and, in the event of a default, the Fund may experience substantial losses.
Mezzanine Debt Risk.
Mezzanine debt is typically junior to the obligations of a company to senior creditors, trade creditors and employees. The ability of the Fund to influence a company’s affairs, especially during periods of financial distress or following an insolvency, may be less than that of senior creditors. Mezzanine debt instruments are often issued in connection with leveraged acquisitions or recapitalizations in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated. Default rates for mezzanine debt instruments have historically been higher, and recovery rates lower, than for investment-grade instruments and other debt instruments. In the event of the insolvency of a portfolio company of the Fund or similar event, the Fund’s debt investment therein will be subject to fraudulent conveyance, subordination and preference laws.
Stressed Debt Risk.
Stressed issuers are issuers that are not yet deemed distressed or bankrupt and whose debt securities are trading at a discount to par, but not yet at distressed levels. An example would be an issuer that is in technical default of its credit agreement, or undergoing strategic or operational changes, which results in market pricing uncertainty. The market prices of stressed and distressed instruments are highly volatile, and the spread between the bid and the ask prices of such instruments is often unusually wide.
Non-Performing
Nature of Debt Risk.
Certain debt instruments may be
non-
performing or in default. Furthermore, the obligor or relevant guarantor may also be in bankruptcy or liquidation. There can be no assurance as to the amount and timing of payments, if any, with respect to such debt instruments.
Troubled Origination Risk.
When financial institutions or other entities that are insolvent or in serious financial difficulty originate debt, the standards by which such instruments were originated, the recourse to the selling institution, or the standards by which such instruments are being serviced or operated may be adversely affected.
Equitable Subordination Risk.
Under common law principles that in some cases form the basis for lender liability claims, if a lender (i) intentionally takes an action that results in the undercapitalization of a borrower or issuer to the detriment of other creditors of such borrower or issuer, (ii) engages in other inequitable conduct to the detriment of such other creditors, (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (iv) uses its influence as a stockholder to dominate or control a borrower or issuer to the detriment of other creditors of such borrower or issuer, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors (a remedy called “equitable subordination”). If the Fund engages in such conduct, the Fund may be subject to claims from creditors of an obligor that debt held by the Fund should be equitably subordinated. The Fund does not intend to engage in conduct that would form the basis for a successful cause of action based upon the lender liability or equitable subordination doctrines; however, because of the nature of the debt obligations, the Fund may be subject to claims from creditors of an obligor that debt obligations of such obligor which are held by the issuer should be equitably subordinated.
Credit Risk
.
While loans and most other assets invested in by the Fund may be collateralized, the Fund may be exposed to losses resulting from default. Therefore, the value of the underlying collateral, the creditworthiness of the borrower or other counterparty and the priority of the lien are each of great importance. The Fund cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the applicable investment contract and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Fund cannot assure that claims may not be asserted that might interfere with enforcement of the Fund’s rights. In the event of a foreclosure, the Fund or affiliate of the Fund may assume direct ownership of the underlying asset. The liquidation proceeds upon sale of such asset may not satisfy the entire outstanding balance of principal and interest payable, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the asset or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss.
Tax Risk
. There is no guarantee that the income on the Fund’s municipal securities will be exempt from regular U.S. federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal income tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.
Alternative Minimum Tax Risk
. Under current U.S. federal income tax law, interest on
tax-exempt
municipal securities issued after August 7, 1986 which are “specified private activity bonds,” and the proportionate share of any exempt-interest dividend paid by a regulated investment company that receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals, though for regular federal income tax purposes such interest will remain fully tax-exempt.
Such private activity bonds
(“AMT-Subject
Bonds”), which include industrial development bonds and bonds issued to finance such projects as airports, housing projects, solid waste disposal facilities, student loan programs and water and sewage projects, have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities. In most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to
AMT-Subject
Bonds, and payment of principal and interest generally depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and any pledge of real and personal property so financed as security for payment.
Illiquid Investments Risk.
Certain investments may be illiquid because, for example, they are subject to legal or other restrictions on transfer or there is no liquid market for such investments. Valuation of such investments may be difficult or uncertain because there may be limited information available about the issuers of such investments. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable, and the Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of investments eligible for trading on national securities exchanges or in the over-the-counter
markets. The Fund may not be able to readily dispose of such illiquid investments and, in some cases, may be contractually prohibited from disposing of such investments for a specified period of time. As a result, the Fund may be required to hold such investments despite adverse price movements. Even those markets which the Adviser expects to be liquid can experience periods, possibly extended periods, of illiquidity. Occasions have arisen in the past where previously liquid investments have rapidly become illiquid.
A portion of the Fund’s investments may consist of securities that are subject to restrictions on resale by the Fund for various reasons including that they were acquired in a “private placement” transaction or that the Fund is deemed to be an affiliate of the issuer of such securities. Generally, the Fund may be able to sell such securities without restriction to other large institutional investors but may be restrained in its ability to sell them to other investors. If restricted securities are sold to the public, the Fund may be deemed to be an underwriter or possibly a controlling person with respect thereto for the purposes of the Securities Act and be subject to liability as such under the Securities Act.
Some of the Fund’s interests may be highly illiquid and may be subject to long term holding in accordance with the investment program of the Fund and due to market conditions applicable to such assets.
Bankruptcy Claims Risk.
Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code (the “Bankruptcy Code”). In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal or the interest on its municipal bonds may be materially affected.
In the event that an issuer files for bankruptcy protection, the Fund will likely be unable to sell its claims without realizing significant losses and may be unable to recover current interest on such claims during the course of the bankruptcy. The markets in U.S. bankruptcy claims are generally not regulated by U.S. federal securities laws or the SEC. To the extent debt investment is unsecured (
i.e.
, has no collateral securing repayment), such claims may have a lower priority than secured claims (which have first recourse to the collateral securing such claim). In addition, the debt of a municipal issuer in bankruptcy may be adversely affected by an erosion of the issuer’s tax base, revenues, and capacity to fund essential governmental services and obligations. Accordingly, there can be no guarantee that a debtor will be able to satisfy all of its liabilities or that the Fund will be able to recover the entire amount of its bankruptcy claim.
Many of the events within a bankruptcy case are adversarial and often beyond the control of the creditors. While creditors generally are afforded an opportunity to appear and be heard, there can be no assurance that a bankruptcy court would not approve actions that may be contrary to the interests of the Fund (in its role as a creditor). Pursuant to Chapter 9 of the Bankruptcy Code, certain municipalities that meet specific conditions may be provided protection from creditors while they develop and negotiate plans for reorganizing their debts. Powers of bankruptcy courts may be significantly limited in municipal bankruptcies, including with respect to the court’s ability to interfere with the governmental powers of the municipal debtor, and as a result, remedies available to creditors in a municipal bankruptcy may be more limited than those available in a corporate bankruptcy proceeding. In addition, certain provisions of the Bankruptcy Code governing such bankruptcies are unclear and remain untested. For corporate creditors, there are instances where such creditors lose their priority under Chapter 11 of the Bankruptcy Code (
i.e.
, are equitably subordinated) if, for example, they have engaged in misconduct that harms other creditors. In those cases where the Fund has engaged in such conduct, the Fund may lose its priority.
Generally, the duration of a bankruptcy case can only be roughly estimated. The reorganization of an issuer usually involves the development and negotiation of a plan of reorganization, the approval of the plan by creditors and the confirmation of the plan by the bankruptcy court. This process can involve substantial legal, professional and administrative costs to the company and the Fund; it is subject to unpredictable and lengthy delays; and during the process the issuer’s position may erode, key management may depart and the issuer may not be able to invest adequately. In some cases, the issuer may not be able to reorganize and may be required to sell its assets either as a going concern or as part of liquidation. As a result, even in those circumstances where the Fund may recover the entire amount of its bankruptcy claim, the Fund may be adversely impacted by any costs incurred by the Fund in representing its interests in a debtor’s bankruptcy case.
The Adviser or another representative of the Fund, on behalf of the Fund, may elect to serve on creditors’ committees or other groups to ensure preservation or enhancement of the Fund’s positions. A member of any such committee or group may owe a fiduciary duty and be subject to certain obligations to all members that the committee represents and/or to other similarly situated parties. The Adviser may resign from that committee or group for any reason, including, for example, if the Adviser concludes that its obligations owed to the other parties as a committee or group member conflict with its duties owed to the Fund. In such case, the Fund may not realize the benefits, if any, of participation on the committee or group. In addition, if the Fund is represented on a committee or group, it may be restricted or prohibited under applicable law from disposing of or increasing its investments in such company while it continues to be represented on such committee or group.
Where the Fund holds a majority or controlling bondholder position, or is otherwise designated as a representative bondholder on behalf of a class of bondholders, the Fund and the Adviser may be subject to heightened duties and obligations with respect to other bondholders in such class. In such capacity, the Fund or the Adviser may owe fiduciary or quasi-fiduciary duties to other bondholders, which could conflict with the

Fund’s own interests and limit the Fund’s ability to act solely in furtherance of its investment objectives. The Fund may be required to share material non-public
information with, or take into account the interests of, other bondholders, which could restrict the Fund’s ability to trade in the relevant securities or otherwise manage its position. In addition, decisions made by the Fund in its capacity as representative bondholder, including with respect to the negotiation or approval of a plan of reorganization, amendments to bond documents, or the exercise of remedies upon default, may be subject to challenge by other bondholders or third parties, potentially exposing the Fund to litigation and associated costs. There can be no assurance that the Fund’s exercise of its rights and powers as a representative or majority bondholder will not give rise to claims by other creditors or bondholders, or that such exercise will result in outcomes favorable to the Fund.
The Fund may purchase creditor claims subsequent to the commencement of a bankruptcy case. Under judicial decisions, it is possible that such purchase may be disallowed by the bankruptcy court if the court determines that the purchaser has taken unfair advantage of an unsophisticated seller, which may result in the rescission of the transaction (presumably at the original purchase price) or forfeiture by the purchaser. Additionally, the claim may be disallowed or subordinated if the bankruptcy court determines that the seller engaged in inequitable conduct that harmed other creditors.
Reorganizations can be contentious and adversarial, and it is by no means unusual for participants to use the threat of litigation and to engage in litigation as a negotiating technique. The expense of defending against claims by third parties and paying any amounts pursuant to settlements or judgments would generally be borne by the Fund.
Distressed and Defaulted Obligations Risk.
The Fund may invest in “below investment grade” securities (commonly referred to as “high yield” securities or “junk bonds”) and obligations of issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special problems (including issuers involved in bankruptcy or other reorganization and liquidation proceedings). Below investment grade securities in which the Fund may invest also include defaulted and partially defaulted securities. Such investments are likely to be particularly risky although they also may offer the potential for correspondingly high returns. Any one or all of the issuers of the securities in which the Fund may invest may be unsuccessful or not show any return for a considerable period of time. Among the risks inherent in investments in troubled issuers is the risk that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments may also be adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the bankruptcy court’s power to disallow, reduce, subordinate, recharacterize debt as equity or disenfranchise particular claims. Such issuers’ obligations may be considered speculative, and the ability of such issuers to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such issuers. In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investments. Obligations in which the Fund invests may be less than investment grade. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that value of the assets collateralizing the Fund’s investments will be sufficient or that prospects for a successful reorganization or similar action will become available. Unless such loans are most senior, in any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than its original investment and/or may be required to accept payment over an extended period of time. Under such circumstances, the returns generated from the Fund’s investments may not compensate investors adequately for the risks assumed. In addition, under certain circumstances, payments and distributions may be disgorged if any such payment is later determined to have been a fraudulent conveyance or a preferential payment.
In liquidation (both in and out of bankruptcy) and other forms of reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new investment the value of which will be less than the purchase price to the Fund of the investment in respect to which such distribution was made.
Litigation, Bankruptcy and Other Proceedings Risk
. In addition to the risks described above, investments in distressed securities involve a material risk of involving the Fund in a related litigation. Such litigation can be time consuming and expensive, and can frequently lead to unpredicted delays or losses. Litigation expenses, including payments pursuant to settlements or judgments, generally will be borne by the Fund. There are a number of significant risks when investing in issuers involved in bankruptcy or other reorganization proceedings, and many events in a bankruptcy are the product of contested matters and adversary proceedings which are beyond the control of the creditors. A bankruptcy filing may have adverse and permanent effects on an issuer. Further, if the proceeding is converted to a liquidation, the liquidation value of the company may not equal the liquidation value that was believed to exist at the time of the investment. In addition, the duration of a bankruptcy or other reorganization proceeding is difficult to predict. A creditor’s return on investment can be impacted adversely by delays while a plan of reorganization is being negotiated, approved by the creditors and, if applicable, confirmed by the bankruptcy court, and until it ultimately becomes effective. In bankruptcy, certain claims may have priority by law over the claims of certain creditors and administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors.
Certain fixed-income securities invested in by the Fund could be subject to U.S. federal, state or
non-U.S.
bankruptcy laws or fraudulent transfer or conveyance laws, if such securities were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such securities. If a court were to find that the issuance of the securities was a fraudulent transfer or conveyance, the court could void the payment obligations under the securities, further subordinate the securities to other existing and future indebtedness of the issuer or require the Fund to repay any amounts received by it with respect to the securities. In the event of a finding that a fraudulent transfer or conveyance occurred, the Fund may not receive any payment on the securities. If the Fund or the Adviser is found to have interfered with the affairs of a company in which the Fund holds a debt investment, to the detriment of other security holders of such issuer, the Fund may be held liable for damages to injured parties or a bankruptcy court. While the Fund will attempt to avoid taking the types of action that would lead to such liability, there can be no assurance that such claims will not be asserted or that the Fund will be able to successfully defend against them. Moreover, such debt may be disallowed or subordinated to the claims of other creditors or treated as equity.
Insofar as the Fund’s portfolio includes obligations of
non-U.S.
obligors, the laws of certain foreign jurisdictions may provide for avoidance remedies under factual circumstances similar to those described above or under different circumstances, with consequences that may or may not be analogous to those described above under U.S. federal or state laws. Changes in bankruptcy laws (including U.S. federal and state laws and applicable
non-U.S.
laws) may adversely impact the Fund’s securities.
Tender Option Bond (“TOB”) Transactions Risk
. The Fund may enter into TOB transactions in which the Fund transfers one or more municipal securities into a special purpose entity (the “Trust”). The Fund receives cash and a residual interest security (sometimes referred to as “inverse floaters”) issued by the Trust in return. The Trust simultaneously issues securities that pay an interest rate that is reset each week based on an index of high-grade short-term demand notes. These securities (sometimes referred to as “floaters”) are bought by third parties, including tax-exempt
money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The floaters typically have first priority on the cash flow from the underlying municipal securities held by the Trust, and the remaining cash flow, less certain expenses, is paid to holders of the inverse floaters. The interest rate payable on the inverse floaters bears an inverse relationship to the interest rate on the floaters. Under certain circumstances, the Trust may be terminated or collapsed, either by the Fund or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying municipal securities or in the event holders of the floaters tender their securities to the liquidity provider. The Fund continues to earn all the interest from the transferred municipal securities less the amount of interest paid on the floaters and the expenses of the Trust, which may include payments to the trustee and the liquidity provider and organizational costs. The Fund receives cash proceeds from the Trust’s sale of the floaters as consideration for the transferred municipal securities and uses the cash proceeds for investment purposes (e.g., the purchase of longer-term municipal securities), which involves leverage risk.
To the extent that the Fund, rather than a third-party bank or financial institution, serves as the sponsor of a TOB trust, the Fund’s duties and responsibilities under such an arrangement may give rise to certain risks including compliance, securities laws and operational risks. Investments in TOBs may be limited by applicable requirements of the 1940 Act.
Derivative Instruments Risk
. The Fund may enter into options, futures, forwards, swaps and other derivative instruments, such as credit derivatives. Derivative instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of non-performance
by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk and operations risk. In addition, the Fund may, in the future, take advantage of opportunities with respect to certain other derivative instruments that are not presently contemplated for use or that are currently not available. Special risks may apply in the future that cannot be determined at this time. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations, liquidity risk, risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions.
The Adviser with respect to the Fund has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” with the CFTC and the National Futures Association (the “NFA”), which regulate trading in the futures markets. Pursuant to CFTC Regulation 4.5, the Adviser and the Fund are not subject to regulation as a commodity pool or commodity pool operator under the Commodity Exchange Act, as amended (the “CEA”). If the Adviser or the Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses. The regulatory and tax environment for derivative instruments in which the Fund may participate is evolving, and changes in the regulation or taxation of such financial instruments may have a material adverse effect on the Fund.
The prices of derivative instruments can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, capital costs, the liquidity of the market for the referenced assets and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies and interest rate related futures and options. This type of intervention often is intended to directly influence prices and may, together with other factors, cause all of these markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Fund is also subject to the risk of the failure of any of the exchanges on which their positions trade or of their clearinghouses.
Derivatives contracts are subject to extensive regulation and these regulations may impose costs and operational constraints on the Fund to the extent that it trades derivatives.
Subject to certain exceptions, Rule
18f-4
under the 1940 Act requires a fund to trade derivatives and other transactions that create future payment or delivery obligations subject to certain requirements, including the adoption and implementation of policies and procedures designed to manage the Fund’s derivatives risks, recordkeeping and reporting requirements, compliance with a limit on the amount of leverage-related risk that the Fund may obtain based on value-at-risk
and maintaining a derivatives risk management program and designating a derivatives risk manager.

Call Options Risk
. The Fund may engage in call option transactions. There are risks associated with the sale and purchase of call options. The seller (writer) of a call option that is covered (
e.g.
, the writer holds the underlying security) bears the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option bears the risk of an unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option bears the risk of losing its entire investment in the call option.
Put Options Risk
.
The Fund may engage in put option transactions. There are risks associated with the sale and purchase of put options. The seller (writer) of a put option that is covered (
e.g.
, the writer has a short position in the underlying security) bears the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option bears the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option bears the risk of losing its entire investment in the put option.
Swaps Generally Risk
. The Fund may invest in swaps. Investments in swaps involve the exchange by a fund with another party of their respective commitments. In the case of interest rate swaps, a fund may exchange with another party their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The use of swaps subjects a fund to the risk of default by the counterparty. If there is a default by the counterparty to a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction. The Fund may also enter into currency swaps or other swaps that are similar to interest rate swaps but may be surrogates for other investments such as currency forwards or options.
Credit Default Swaps (“CDS”) Risk
.
The Fund may invest in CDS. A CDS can be used to implement the Adviser’s view that a particular credit, or group of credits, will experience credit improvement or credit deterioration. In the case of expected credit improvement, the Fund may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Fund to make payment upon the occurrence of a credit event creates leveraged exposure to the credit risk of the reference entity. In the case of expected credit deterioration, the Fund may buy credit default protection; in such instance, the Fund will pay a premium.
Total Rate of Return (“TRR”) Swaps Risk
. The Fund may engage in TRR swaps. TRR swaps are another form of derivative that the Fund may utilize in seeking to achieve its investment objectives. A TRR swap allows the total return receiver to receive all income and other distributions with respect to a specified notional amount of an asset as well as the change in market value of the asset (whether a security, index, interest rate, form of debt, currency or other asset) from the total return payer in return for paying a floating or fixed interest rate on the specified notional amount. The total return payer is synthetically short and the total return receiver is synthetically long in the asset. This may create a highly leveraged exposure to the underlying asset.
Interest Rate Swaps Risk
. The Fund may enter into interest rate swaps. An interest rate swap is an agreement between two parties where one party agrees to pay a contractually stated fixed income stream, usually denoted as a fixed percentage of an underlying “notional” amount, in exchange for receiving a variable income stream, usually based on a reference rate such as the Secured Overnight Financing Rate (“SOFR”), and denoted as a percentage of the underlying notional amount. In the event that a fund enters into an interest rate swap and is paying a fixed amount, the fund will be exposed to the risks of a decrease in the variable interest rate and of consequently paying more than it is receiving.
Forward Contracts Risk
. The Fund may enter into forward contracts that are not traded on exchanges and are generally not regulated. There are no limitations on daily price moves of forward contracts. Banks and other dealers with whom the Fund may maintain accounts may require the Fund to deposit margin with respect to such trading, although margin requirements are often minimal. The Fund’s counterparties are not required to continue to make markets in such contracts. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the price at which the counterparty is prepared to buy and that at which it is prepared to sell). Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of credit controls by governmental authorities might limit such forward trading to less than that which the Fund’s Adviser would otherwise recommend, to the possible detriment of the Fund.
Loan Portfolios and Debt Obligations Risk.
Debt portfolios of the kind the Fund will acquire typically comprise large numbers of heterogeneous, bilaterally negotiated loans which may be performing, sub-
or
non-performing
and possibly in default. Furthermore, the obligor or relevant guarantor may also be in bankruptcy or liquidation. In addition to credit risk and interest rate risk, these portfolios may carry a number of idiosyncratic risks, including: limited representations and warranties from the selling institution; risk that liens over collateral are improperly recorded; incomplete or inconsistent documentation; incomplete payment history; impairment or illiquidity of collateral; inability to secure title to collateral; and the effectiveness of the loan servicer. There can be no assurance as to the amount and timing of payments, if any, with respect to the loans.
A number of judicial decisions in the U.S. have upheld the rights of debtors to sue lending institutions on the basis of evolving lender liability legal theories. Generally, lender liability is founded upon the premise that an institutional investor has violated a duty (whether implied or contractual) of good faith and fair dealing owed to the debtor or its other creditors. Lenders who are determined to have exercised inappropriate control over the management of a debtor may find their claims subordinated or be exposed to counterclaims for damages. Such liability could exceed the value of the Fund’s investment.
Loan Investments Risk.
The Fund’s success in the area of loan investing will depend, in part, on its ability to obtain loans on advantageous terms. In purchasing loans, the Fund will compete with a broad spectrum of investors and institutions. Increased competition for, or a diminution in the available supply of, qualifying loans could result in lower yields on such loans, which could reduce returns to investors.
Bank Loans Risk.
A portion of the Fund’s investments may consist of loans and participations therein originated by banks and other financial institutions. Such loans are typically private corporate loans that are negotiated by one or more commercial banks or financial institutions and syndicated among a group of commercial banks or financial institutions. The bank loans to be acquired by the Fund may be below investment grade and may not be rated. Such loans may include defaulted or partially defaulted loans. For a discussion of the risks associated with below investment grade investments, see “
High-Yield Securities
” above.
The Fund may invest directly or through participations in loans with revolving credit features or other commitments or guarantees to lend funds in the future. A failure by the Fund to advance requested funds to a borrower could result in claims against the Fund and in possible assertions of offsets against amounts previously lent. The Fund may acquire interests in bank loans and other debt obligations either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. A participation interest in a portion of a debt obligation typically results in a contractual relationship with only the institution acting as lender under the credit agreement, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off
against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.
Bank loans are subject to unique risks, including: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws;
(ii) so-called
lender-liability claims by the

issuer of the obligations; (iii) environmental liabilities that may arise with respect to collateral securing the obligations; and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. Successful claims by third parties arising from these and other risks will be borne by the Fund.
As secondary market trading volumes increase, new loans are frequently adopting standardized documentation to facilitate loan trading which may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because of the provision to holders of such loans of confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not as easily purchased or sold as a publicly traded security, and historically the trading volume in the loan market has been small relative to the high-yield debt market.
Second Lien Loans Risk.
The Fund may invest in loans that are secured by a second lien on assets. Second lien loan products are subject to intercreditor arrangements with the holders of first lien indebtedness, pursuant to which the second lien holders have waived many of the rights of a secured creditor, and some rights of unsecured creditors, including rights in bankruptcy that can materially affect recoveries. While there is broad market acceptance of some second lien intercreditor terms, no clear market standard has developed for certain other material intercreditor terms for second lien loan products. This variation in key intercreditor terms may result in dissimilar recoveries across otherwise similarly situated second lien loans in insolvency or distressed situations. While uncertainty of recovery in an insolvency or distressed situation is inherent in all debt instruments, second lien loan products carry more risks than certain other debt products.
Debtor-in-Possession
(“DIP”) Loans Risk.
Loans to companies that have filed for protection under Chapter 11 of the Bankruptcy Code, as amended, are most often asset-based, revolving working-capital facilities put into place at the outset of a Chapter 11 case to provide the debtor with both immediate cash and the ongoing working capital that will be required during the reorganization process. While such loans are generally less risky than many other types of loans as a result of their seniority in the debtor’s capital structure and because their terms have been approved by a federal bankruptcy court order, it is possible that the debtor’s reorganization efforts may fail and the proceeds of the ensuing liquidation of the DIP lender’s collateral might be insufficient to repay in full the DIP loan.
Fraud Risk
. Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.
Collateral Risk
. Certain loans held by the Fund will be secured. While secured loans acquired by the Fund will generally be structured to be over-collateralized, the Fund may be exposed to losses resulting from default and foreclosure. Therefore, the value of the underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. The Fund cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Fund cannot assure that claims may not be asserted that might interfere with enforcement of the Fund’s rights. In the event of a foreclosure, the Fund may assume direct ownership of the underlying asset. The liquidation proceeds upon sale of such asset may not satisfy the entire outstanding balance of principal and interest on the loan, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss.

Risks of Loan Markets in General.
The Fund may invest in loans and may take a larger position in a particular loan investment opportunity if the Adviser perceives a possibility of selling or otherwise transferring, in the future, positions in such loans to other persons. If the Fund is unable to sell or otherwise transfer any such excess interest in a loan that it acquires, the Fund would be forced to hold such excess interest for an indeterminate period of time. This could result in the Fund’s investments being over-concentrated in certain borrowers. The Fund’s success will depend, in part, on the ability of the Fund or its affiliates to obtain loans on advantageous terms. In purchasing loans, the Fund or its affiliates compete with a broad spectrum of entities, many of which have substantially greater financial resources and are better known than the Fund or its affiliates. Increased competition for, or a diminishment in the available supply of, qualifying loans could result in lower yields on such loans, which could reduce returns to investors.
Investing in Loans Made to Companies in Distressed Situations Risk.
As part of its investing activities, the Fund may invest in loans made to companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although the terms of such financing may result in significant financial returns to the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful financing to companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company, the Fund may lose all or part of the amounts invested in the loan made to the borrower or may be required to accept collateral with a value less than the amount of the loan held by the Fund or its affiliates.
Loan Participations Risk.
A participation interest in a portion of a debt obligation typically results in a contractual relationship with only the institution acting as lender under the credit agreement, not with the borrower. The Fund may invest indirectly through participations. As a result of the structure of a loan participation transaction, the Fund may not have any direct claim against the underlying borrower in such a transaction, and may be subject to potential default risks by both the party from which the Fund acquires its participation right and the underlying borrower. In addition, for a variety of reasons, the Fund may invest in loans, and then participate out a portion of the economics in such loans to the Other Accounts, or an Other Account may invest in loans, and then participate out a portion of the economics in such loans to the Fund. To the extent that the Fund sells participation interests to one or more Other Accounts, or to the extent that an Other Account sells participation interests to the Fund and one or more other funds, the Adviser will generally seek to ensure that the costs and benefits of such transactions are equitably and proportionately borne by all such funds. However, there can be no assurance that the Adviser will be successful in precisely balancing the appropriate costs and benefits derived from such transactions.
Mortgage-Related and Other Asset-Backed Securities Risk
. The Fund may invest in mortgage-related and other asset-backed securities (“ABS”), including mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, and other securities that directly or indirectly represent a participation in or are secured by and payable from mortgage loans or other financial assets. Investments in mortgage-related and other asset-backed securities are subject to certain additional risks, including credit risk, interest rate risk, prepayment risk and extension risk. The value of these securities may be particularly sensitive to changes in interest rates. In periods of rising interest rates, issuers may delay the payment of principal (“extension risk”), and in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal (“prepayment risk”). Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to additional risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities. Certain subordinated ABS and MBS absorb all losses from default before any other class of securities is at risk and therefore possess some of the attributes typically associated with equity investments. The securitization techniques used to develop mortgage-related securities are being applied to a broad range of financial assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables. The Fund may also invest in various types of structured securities and basket securities, including structured notes and indexed securities. Structured securities of a given class may be either subordinated or unsubordinated to the payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.
The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Fund may invest in other types of asset-backed securities that have been offered to investors.
Municipal Bond CDOs
. The Fund may invest in collateralized debt obligations backed primarily by municipal bonds (“Municipal Bond CDOs”). Municipal Bond CDOs are structured finance instruments whose performance depends on the credit quality, cash flows, and correlations of the underlying municipal bond collateral, as well as the specific structural features of the CDO. Losses on the underlying collateral may be amplified by the use of leverage and may be allocated unevenly among tranches as a result of subordination, potentially resulting in material or total losses on certain investments. Municipal Bond CDOs are subject to credit risk, interest rate risk, liquidity risk, and valuation risk. Adverse developments affecting municipal issuers, such as fiscal stress, declining tax revenues, political or legislative changes, or reductions in governmental support, may negatively impact collateral performance and, in turn, the CDO. In addition, Municipal Bond CDOs typically trade in limited or illiquid secondary markets, and reliable market quotations may be unavailable. As a result, such investments may be difficult to value and may not be readily disposed of at prices favorable to the Fund. The Fund may invest in Municipal Bond CDO structures as a means of obtaining leverage.
Preferred Stock Risk
. The Fund may invest in preferred stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but is subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred stock may be subject to more fluctuations in market value, due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends, than debt of the same issuer.
Structured Finance Securities Risk.
The Fund’s portfolio may include investments in structured finance securities. Structured finance securities are, generally, debt securities that entitle the holders thereof to receive payments of interest and principal that depend primarily on the cash flow from or sale proceeds of a specified pool of assets. Investing in structured finance securities entails various risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks, geographical concentration risks, basis risks and legal risks. Structured finance securities are subject to the significant credit risks inherent in the underlying collateral and to the risk that the servicer fails to perform. Certain structured finance securities may be subordinate in right of payment and rank junior to other securities secured by or representing an ownership interest in the same pool of assets, and such subordinated securities have a higher risk of loss due to delinquencies or losses on the underlying assets. In both the U.S. and the EU, certain risk retention requirements may apply to investments in which the Fund may be seen to act as originator of assets or sponsor of a securitization transaction, and compliance with such requirements could impair the Fund’s profitability or result in losses.
Collateralized Loan Obligations Risk.
The Fund may invest in collateralized loan obligations (“CLOs”). CLO securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have priority over subordinated/equity tranches. CLOs may therefore present risks similar to those of other types of debt obligations, and such risks may be of greater significance depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Additional risks include: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the complex structure of a particular CLO may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (4) changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs are typically actively managed by an investment manager, and the aggregate return on CLO equity securities will depend in part upon the ability of such investment manager to actively manage the issuer’s portfolio of assets. The failure of servicers to effectively service the loans underlying CLO investments could negatively impact the value of the Fund’s investments and its performance. Changes in interest rates and credit quality may cause significant price fluctuations in CLO securities.
Spread Widening Risk
. For reasons not necessarily attributable to any of the risks set forth herein (for example, supply and demand imbalances or other market forces), the prices of the debt instruments and other securities in which the Fund invests may decline substantially. Volatility and uncertainty in public markets, particularly in debt markets, may have the effect of increasing the spreads between debt instruments and their relevant benchmarks, indicating an increasing risk of defaults. Thus, purchasing debt instruments or other assets at what may appear to be “undervalued” or “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a future time of valuation or at the time of sale. It may not be possible to predict, or to hedge against, such “spread widening” risk. Additionally, the perceived discount in pricing from previous market environments may still not reflect the true value of the assets underlying debt instruments in which the Fund invests, and therefore further deteriorations in value with respect thereto may occur following the Fund’s investment therein. Spread widening may be particularly pronounced in the municipal securities markets, which are fragmented to a significantly greater degree than comparable taxable markets, and may lead to aberrational pricing as well as periods of illiquidity, each of which could have a material adverse effect on the Fund.
Climate Change-Related Risks
. The environmental effects of climate change, including rising temperatures, extreme weather events, flooding, and other climate-related phenomena, could have materially adverse effects on the securities held by the Fund. Municipal issuers may be particularly vulnerable to climate-related risks, including physical damage to infrastructure, increased costs of disaster recovery and resilience measures, erosion of tax bases in affected regions, and reduced revenues from climate-sensitive projects or facilities. Regulatory changes and transition risks associated with climate change could also adversely affect the financial condition of certain municipal issuers, particularly those in sectors or regions with significant exposure to climate-related economic disruption. The Adviser believes that such risks may increase over time, although the time period over which these consequences might unfold is difficult to predict.
Assumption of Catastrophe Risks.
The Fund may be subject to the risk of loss arising from direct or indirect exposure to various catastrophic events, including the following: hurricanes, earthquakes and other natural disasters (which may be caused, or enhanced in frequency and severity, by climate change factors); war, terrorism and other armed conflicts; cyberterrorism; major or prolonged power outages or network interruptions; and public health crises, including infectious disease outbreaks, epidemics and pandemics. To the extent that any such event occurs and has a material effect on global financial markets or specific markets or issuers in which the Fund invests (or has a material negative impact on the operations of the Adviser or applicable service providers), the risks of loss can be substantial and could have a material adverse effect on the Fund and its shareholders. Furthermore, any such event may also adversely impact one or more individual shareholders’ financial condition, which could result in substantial repurchase requests by such shareholders as a result of their individual liquidity situations and irrespective of Fund performance.
Non-U.S.
Investments Risk.
The Fund may invest in securities of
non-U.S.
companies and
non-U.S.
countries. Investing in the securities of such companies and countries involves certain considerations not usually associated with investing in securities of U.S. companies or the U.S. Government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gain, sale proceeds or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Fund’s investment opportunities. The economies of
non-U.S.
countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, asset reinvestment, resource self-sufficiency and balance of payments position. Further, certain
non-U.S.
economies are heavily dependent upon international trade and accordingly have been and may continue to be adversely affected by trade barriers (including tariffs and sanctions), exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of certain
non-U.S.
countries may be based, predominantly, on only a few industries and may be vulnerable to changes in trade conditions and may have higher levels of debt or inflation. In addition, accounting and financial reporting standards that prevail in
non-U.S.
countries generally are not equivalent to U.S. standards and, consequently, less information may be available to investors in companies located in
non-U.S.
countries than is available to investors in companies located in the U.S. There also may be less regulation, generally, of the securities markets in
non-U.S.
countries than there is in the U.S. The values and relative yields of investments in the securities markets of different countries, and their associated risks, are expected to change independently of each other.
The United Kingdom (“UK”) has formally withdrawn from the European Union (“EU”) and one or more other countries could withdraw from the EU and/or abandon the Euro, the common currency of the EU. The UK and EU reached an agreement effective January 1, 2021 on the terms of their future trading relationship relating to the trading of goods, however, this does not cover financial services. The Fund may face risks associated with the potential uncertainty and consequences of the relationship between the UK and EU, including volatility in exchange and interest rates and politically divergent national laws and regulations.
In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022, significantly amplifying already existing geopolitical tensions. The U.S. and many other countries have instituted various economic sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions imposed and other punitive action taken and resulting future market disruptions in Europe and globally cannot be easily predicted, but could have severe ongoing adverse effects on Russia and Europe and the world in general, including significant negative impacts on economies, sovereign debt, the markets for certain securities and commodities, such as oil and natural gas, and the world food supply. Reductions in the supply, and increased cost, of commodities including food could in turn lead to social instability in certain countries, with unpredictable effects on financial markets. This conflict may expand and military or other hybrid attacks could occur elsewhere. The potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets. Europe has also been struggling with mass migration. The impact of these matters, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.
Whether or not the Fund invests in securities of issuers located in or with significant exposure to the issuers or countries most directly affected, these events could negatively affect the value and relative liquidity of the Fund’s investments. The occurrence of terrorist incidents in Europe or elsewhere could also impact financial markets globally.
The Fund may trade futures, options and forward contracts on commodity exchanges and markets located outside the U.S. where CFTC regulations do not apply. In contrast to U.S. exchanges, some
non-U.S.
exchanges are “principals’ markets” in which performance is the responsibility only of the individual member with whom the trader has entered into a commodity contract and not of an exchange or clearing corporation. In such a case, the Fund is subject to the risk of the inability of, or refusal by, the counterparty to perform with respect to such contracts. In addition, the trading of forward contracts on certain
non-U.S.
commodity exchanges may be subject

to price fluctuation limits.
Non-U.S.
futures transactions involve executing and clearing trades on a
non-U.S.
exchange. This is the case even if the
non-U.S.
exchange is formally “linked” to a U.S. exchange, whereby a trade executed on one exchange liquidates or establishes a position on the other exchange. No U.S. organization regulates the activities of a
non-U.S.
exchange, including the execution, delivery and clearing of transactions on such an exchange, and no U.S. regulator has the power to compel enforcement of the rules of the
non-U.S.
exchange or the laws of
non-U.S.
jurisdictions. Moreover, such laws or regulations will vary depending on the jurisdiction in which the transaction occurs. For these reasons, funds which trade on
non-U.S.
exchanges may not be afforded certain of the protections that apply to U.S. commodity futures transactions, including the right to use alternative dispute resolution procedures.
Emerging Markets Risk
. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. Among other things, emerging market investments may be subject to the following risks: less publicly available information; more volatile markets and unstable market conditions; dependence on exports and international trade; changes in interest rates; availability of credit and inflation rates; less liquidity or available credit; uncertainty in enforceability of documents; changes in local laws and regulations (including nationalization of industries); political, social or economic instability (including wars, terrorist acts or security operations); the relatively small size of the securities markets in such countries and the low volume of trading and less strict securities market regulation; less favorable tax or legal provisions; price controls and other restrictive governmental actions; changes in or non-approval
of tariffs or other fees or rates charged by or to portfolio companies; potential severe inflation or other serious adverse economic developments; unstable currency; expropriation of property; confiscatory taxation; imposition of withholding or other taxes, duties or levies on dividends, interest, capital gains, other income or gross sale or disposition proceeds; limitations on the removal of funds or other assets of the Fund; less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter
markets, brokers and dealers; poverty and unemployment; fluctuations in the rate of exchange between currencies, non-convertibility
of currencies which can result in the inability to repatriate funds; costs associated with currency conversion; certain government policies that may restrict the Fund’s investment opportunities; longer settlement periods for transactions and less reliable clearance and custody arrangements; differences in accounting, auditing and financial reporting standards which may result in the unavailability of material information about issuers; difficulties pursuing legal remedies or in obtaining or enforcing judgments in
non-U.S.
courts; less-developed corporate laws regarding fiduciary duties of officers and directors and the protection of investors; and certain considerations regarding the maintenance of the Fund’s financial instruments with
non-U.S.
brokers and securities depositories. The foregoing may result in lack of liquidity and in price volatility.
The economies of emerging markets may differ favorably or unfavorably from the economy of developed countries in such respects as growth of gross domestic product, rate of inflation, currency depreciation, asset reinvestment, resource self-sufficiency and balance of payments position. In addition, many countries in the emerging markets have their own history of default on external debt when their economies experience a downturn. These risks of sovereign default could adversely affect the value of the Fund’s portfolio even in circumstances when the investment has not performed poorly. Further, emerging markets are generally heavily dependent upon international trade or the health of particular economies and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of certain emerging markets may be based predominantly on only a few industries and may be vulnerable to changes in trade conditions and may have higher levels of debt or inflation. In particular, certain commodities may occupy a more prominent position in the economies of emerging markets than in the Organization for Economic
Co-operation
and Development countries, and such economies therefore are sensitive to fluctuations in commodity prices. A sustained increase or decrease in commodity prices could have a significant negative impact on the economies of emerging markets.

Enforceability of
Non-U.S.
Judgments Risk.
The Fund may encounter difficulties in pursuing legal remedies or in obtaining or enforcing judgments in
non-U.S.
courts. Further, at present, some emerging markets do not have treaties providing for the reciprocal recognition and enforcement of judgments with the United States. Therefore, it may be difficult for the Fund to enforce in such countries any judgments it may obtain in courts of the United States.
Currencies Risk
. A principal risk in trading currencies is the rapid fluctuation in the market prices of currency contracts. Prices of currency contracts traded by the Fund are affected generally by relative interest rates, which in turn are influenced by a wide variety of complex and difficult to predict factors such as money supply and demand, balance of payments, inflation levels, fiscal policy, and political and economic events. In addition, governments from time to time intervene, directly and by regulation, in these markets, with the specific effect, or intention, of influencing prices which may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations.
Sovereign Debt Risk.
Several factors may affect (i) the ability of a government, its agencies, instrumentalities or its central bank to make payments on the debt it has issued (“Sovereign Debt”), including securities that the Adviser believes are likely to be included in restructurings of the external debt obligations of the issuer in question, (ii) the market value of such debt and (iii) the inclusion of Sovereign Debt in future restructurings, including such issuer’s (x) balance of trade and access to international financing, (y) cost of servicing such obligations, which may be affected by changes in international interest rates, and (z) level of international currency reserves, which may affect the amount of foreign exchange available for external debt payments. Significant ongoing uncertainties and exposure to adverse conditions may undermine the issuer’s ability to make timely payment of interest and principal, and issuers may default on their Sovereign Debt.
Repurchase Agreements Risk
.
Repurchase agreements are transactions in which a purchaser purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Normally, custody of the underlying obligations prior to their repurchase is maintained by the purchaser, either through its regular custodian or through a special
“tri-party”
custodian or
sub-custodian
that maintains separate accounts for both the purchaser and its counterparty. The obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.
Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the purchaser may suffer delays, costs and possible losses in connection with the disposition of collateral.
Reverse Repurchase Agreements Risk
.
Reverse repurchase agreements involve the sale of securities held by a person subject to the person’s agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest.
A reverse repurchase agreement has the same economic effect as borrowing money and therefore gives rise to leverage risk. Reverse repurchase agreements also involve the risk that the buyer of the securities sold might be unable to deliver them when the selling investor seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee or receiver may receive an extension of time to determine whether to enforce the seller’s obligation to repurchase the securities, and the seller’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
Under Rule
18f-4,
which governs a registered investment company’s use of derivatives, short sales, reverse repurchase agreements and certain other transactions, when a fund trades reverse repurchase agreements or similar financing transactions, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (
e.g
., bank borrowings, if applicable) when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions.
Non-Diversification
Risk
.
Investment companies are classified as either “diversified” or
“non-diversified”
under the 1940 Act. The Fund is classified as a
“non-diversified”
investment company under the 1940 Act, although it is diversified for Code purposes. An investment company classified as “diversified” under the 1940 Act is subject to certain limitations with respect to the value of the company’s assets invested in particular issuers. As a non-diversified
investment company, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers and may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Certain Regulatory, Legal and Operational Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Certain Regulatory, Legal and Operational Risks
Governmental Interventions Risk. Extreme volatility and illiquidity in markets has in the past led to, and may in the future lead to, extensive governmental interventions in equity, credit and currency markets. Generally, such interventions are intended to reduce volatility and precipitous drops in value. In certain cases, governments have intervened on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions. In addition, these interventions have typically been unclear in scope and application, resulting in uncertainty. It is impossible to predict when these restrictions will be imposed, what the interim or permanent restrictions will be and/or the effect of such restrictions on the Fund’s strategies.
Legal and Regulatory Environment for Regulated Investment Funds and their Advisers Risk. The legal and regulatory environment worldwide for investment funds (such as the Fund) and their managers is evolving. Changes in the regulation of investment funds, their managers, and their trading and investing activities may have a material adverse effect on the ability of the Fund to pursue its investment program and the value of investments held by the Fund. New laws and regulations or actions taken by regulators that restrict the ability of the Fund to pursue its investment program or employ counterparties could have a material adverse effect on the Fund and its shareholders. In addition, the Adviser may, in its sole discretion, cause the Fund to be subject to certain laws and regulations if it believes that an investment or business activity is in the Fund’s interest, even if such laws and regulations may have a detrimental effect on one or more shareholders.
Legal Risk. The Fund may invest in assets and securities traded in various markets throughout the world, some of which are highly controlled by government authorities. Many of the laws that govern private and foreign investment, financial investment transactions, creditors’ rights and other contractual relationships in non-U.S. countries, particularly in developing countries, are new and largely untested. As a result, the Fund may be subject to a number of unusual risks, including inadequate investor protection, contradictory legislation, incomplete, unclear and changing laws, ignorance or breaches of regulations on the part of other market participants, lack of established or effective avenues for legal redress, lack of standard practices and confidentiality customs characteristic of developed markets, and lack of enforcement of existing regulations.
Sanctions Risk. The Fund’s (or the Adviser’s, as applicable) operations are or may become subject to economic sanctions laws and regulations of various jurisdictions. At any given time, whether under applicable law, by contractual commitment or as a voluntary risk management measure, the Fund (or the Adviser, as applicable) may be required, or elect, to comply with various sanctions programs, including the Specially Designated Nationals and Blocked Persons List and Sectoral Sanctions programs administered by OFAC, the sanctions regimes administered by subsidiary organs of the United Nations Security Council, the Sanctions Orders of the Cayman Islands (including as extended to the Cayman Islands by Order of the government of the United Kingdom from time to time), and the Restrictive Measures adopted by the European Union. Some sanctions that may apply to the Fund (or the Adviser, as applicable) prohibit or restrict dealings with particular identified persons. Other potentially applicable sanctions programs broadly prohibit or restrict dealings in certain countries or territories or with individuals and entities located in such countries or territories. In addition to such current sanctions, additional sanctions may be imposed in the future. Such sanctions may be imposed with little or no advance warning or “safe harbor” for compliance and may be ambiguous, including as to the scope of financial activities that regulators may ultimately deem to be covered by the sanctions.

Depending on the scope and duration of a particular sanctions program, compliance by the Fund (or the Adviser, as applicable) may result in a material adverse effect on the Fund and its shareholders. The Adviser and the Fund (or the Adviser, as applicable) may be subject to heightened or targeted regulatory scrutiny and information requests as a result of such sanctions. In addition, if the Adviser or the Fund (or the Adviser, as applicable) were to violate or be deemed in violation of any such sanction, it could face significant legal and monetary penalties. Sanctions may negatively impact the Fund’s ability to effectively implement their investment strategy and have a material adverse impact on the Fund’s investments in various ways, including by preventing or inhibiting the Fund from making certain investments, forcing the Fund to divest from investments previously made, and leading to substantial reductions in the revenues, profits and value of the Fund’s investments. Finally, sanctions may have broader economic implications, such as influencing the price of certain commodities, which may have adverse effects on inflation and the value of the U.S. dollar, which may adversely affect investment objectives and strategies of the Fund.
Systems and Operational Risk
.
The Fund depends on the Adviser to develop and implement appropriate systems for the Fund’s activities. The Fund relies heavily and on a daily basis on financial, accounting and other data processing systems to execute, clear and settle transactions across numerous and diverse markets and to evaluate certain investments, to monitor its portfolio and capital, and to generate risk management and other reports that are critical to oversight of the Fund’s activities. In addition, the Fund relies on information systems to store sensitive information about the Fund, the Adviser, the Board, the affiliates of the Adviser and the shareholders. Certain of the Fund’s and the Adviser’s activities will be dependent upon systems operated by third parties, including prime brokers, the Administrator, market counterparties and other service providers, and the Adviser may not be in a position to verify the risks or reliability of such third-party systems. Failures in the systems employed by the Adviser, prime brokers, the Administrator, counterparties, exchanges and similar clearance and settlement facilities and other parties could result in mistakes made in the confirmation or settlement of transactions, or in transactions not being properly booked, evaluated or accounted for. In addition, despite the security measures established by the Adviser and third parties to safeguard the information in these systems, such systems may be vulnerable to attacks by hackers or breached due to employee error, malfeasance or other disruptions. Any such breach could compromise these systems and result in the theft, loss or public dissemination of the information stored therein. Disruptions in the Fund’s operations or breach of the Fund’s information systems may cause the Fund to suffer, among other things, financial loss, the disruption of its businesses, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing failures or disruptions could have a material adverse effect on the Fund and its shareholders.
Cybersecurity Risk
.
As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund and personally identifiable information of the shareholders. Similarly, service providers of the Adviser or the Fund, especially the Administrator, may process, store and transmit such information. The Adviser has procedures and systems in place that it believes are reasonably designed to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third parties to the Adviser may be susceptible to compromise, leading to a breach of the Adviser’s network. The Adviser’s systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats.
On-line
services provided by the Adviser to the shareholders may also be susceptible to compromise. Breach of the Adviser’s information systems may cause information relating to the transactions of the Fund and personally identifiable information of the shareholders to be lost or improperly accessed, used or disclosed.
The service providers of the Adviser and the Fund are subject to the same electronic information security threats as the Adviser. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the transactions of the Fund and personally identifiable information of the shareholders may be lost or improperly accessed, used or disclosed.
The loss or improper access, use or disclosure of the Adviser’s or the Fund’s proprietary information may cause the Adviser or the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing events could have a material adverse effect on the Fund and its shareholders.
Banking Relationships Risk.
The Adviser and the Fund will hold cash and other assets in accounts with one or more banks, custodians or depository or credit institutions (collectively, “Banking Institutions”), which may include both U.S. and
non-U.S.
Banking Institutions from time to time. The Fund may also enter into credit facilities and have other relationships with Banking Institutions. The distress, impairment, or failure of, or a lack of investor or customer confidence in, any of such Banking Institutions may limit the ability of the Adviser or the Fund to access, transfer or otherwise deal with its assets, draw upon a credit facility, or rely upon any of such other relationships, in a timely manner or at all, and may result in other market volatility and disruption, including by affecting other Banking Institutions. All of the foregoing could have a negative impact on the Fund. For example, in such a scenario, the Fund could be forced to delay or forgo an investment or a distribution or generate cash to fund such investment or distribution from other sources (including by disposing of other investments or making other borrowings) in a manner that it would not have otherwise considered desirable. Furthermore, in the event of the failure of a Banking Institution, access to a depository account with that institution could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC (and similar considerations may apply to Banking Institutions in other jurisdictions not subject to FDIC protection). In such a case, the Adviser or the Fund may not recover all or a portion of such excess uninsured amounts and would instead have an unsecured claim against the Banking Institution (alongside other unsecured creditors). The Adviser does not expect to be in a position to reliably identify in advance all potential solvency or stress concerns with respect to its or the Fund’s banking relationships, and there can be no assurance that the Adviser or the Fund will be able to easily establish alternative relationships with and transfer assets to other Banking Institutions in the event a Banking Institution comes under stress or fails. In addition, portfolio companies in which the Fund may invest will also face the risks described in this paragraph. The Adviser may have limited or no visibility to or influence over the portfolio companies’ relationships with Banking Institutions. In the event that the risks described in this paragraph materialize for portfolio companies, this may have negative effects on the value and/or liquidity of the Fund’s investments.
Counterparty Risk
.
The Fund expects to establish relationships to obtain financing, derivative intermediation and prime brokerage services that permit the Fund to trade in any variety of markets or asset classes over time. However, there can be no assurance that the Fund will be able to establish or maintain such relationships. An inability to establish or maintain such relationships could limit the Fund’s trading activities, create losses, preclude the Fund from engaging in certain transactions or prevent the Fund from trading at optimal rates and terms. Moreover, a disruption in the financing, derivative intermediation and prime brokerage services provided by any such relationships could have a significant impact on the Fund’s business due to the Fund’s reliance on such counterparties.
Some of the markets in which the Fund may effect transactions are not “exchange-based” including
“over-the-counter”
or “interdealer” markets. The stability and liquidity of
over-the-counter
transactions depends in large part on the creditworthiness of the parties to the transactions. The participants in such markets are typically not subject to the credit evaluation and regulatory oversight to which members of “exchange-based” markets are subject. The lack of evaluation and oversight of over-the-counter
markets exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. Generally, the Fund will not be restricted from dealing with any particular counterparties. The Adviser’s evaluation of the creditworthiness of counterparties may not prove sufficient. The lack of a complete and “foolproof” evaluation of the financial capabilities of the Fund’s counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.
If there is a default by a counterparty, the Fund under most normal circumstances will have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the NAV of the Fund being less than if the Fund had not entered into the transaction. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. In such case, the recovery of the Fund’s investments from such counterparty or the payment of claims for such investments may be significantly delayed and the Fund may recover substantially less than the full value of the investments entrusted to such counterparty.
In addition, the Fund may use counterparties located in jurisdictions outside the U.S. Such local counterparties usually are subject to laws and regulations in foreign jurisdictions that are designed to protect customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the range of possible factual scenarios involving the insolvency of a counterparty and the potentially large number of entities and jurisdictions that may be involved, it is impossible to generalize about the effect of such an insolvency on the Fund and its assets. Shareholders should assume that the insolvency of any such counterparty would result in significant delays in recovering the Fund’s investments from or the payment of claims for such investments by such counterparty and a loss to the Fund, which could be material.
Valuation Risk.
All or a substantial portion of the Fund’s investments are expected to be in the form of investments for which market quotations are not readily available. With respect to such investments, the Fund’s Board has designated the Adviser as its valuation designee (the “Valuation Designee”) to determine the fair valuation of such investments pursuant to Rule
2a-5
under the 1940 Act. The Valuation Designee determines the fair value of the security or other instrument under policies and procedures approved by the Board of the Fund (“Valuation Procedures”). The Adviser will be required to make determinations as to the fair value of these investments on a daily basis, in accordance with the valuation methodologies described herein. There is no single standard for determining fair value in good faith and in many cases fair value is best expressed as a range of fair values from which a single estimate may be derived. Because valuations, and in particular valuations of investments for which market quotations are not readily available, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, determinations of fair value may differ materially from the values that would have resulted if a ready market had existed. Even if market quotations are available for certain of the Fund’s investments, such quotations may not reflect the value that the Fund would actually be able to realize with respect to such investments because of various factors including the possible illiquidity associated with a large ownership position, future market price volatility or the potential for a future loss in market value based on poor industry or market conditions. The return realized by an investor could be adversely affected if the recorded values of investments are materially higher than the values that are ultimately realized upon the disposal of the investments and changes in values attributed to investments from quarter to quarter may result in volatility in the net asset values and results of operations reported from period to period. There can be no assurance that the investment values that are recorded from time to time will ultimately be realized. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. To the extent feasible, the Adviser aims to incorporate on a daily basis material information about the Fund’s investments; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations can cause the Fund’s NAV on a given day to materially understate or overstate the value of its investments. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.

Because of the overall size and concentrations in particular markets and maturities of positions that may be held by the Fund from time to time, the liquidation values of the Fund’s securities and other investments may differ significantly from the interim valuations of such investments derived from the valuation methods described herein. Such differences may be further affected by the time frame within which such liquidation occurs. Third-party pricing information regarding certain of the Fund’s securities and other investments may at times be unavailable. Valuations of the Fund’s securities and other investments, which may affect the amount of the Management Fee paid by the Fund, may involve uncertainties and subjective judgmental determinations, and if such valuations should prove to be incorrect, the net asset value of the Fund could be adversely affected. In addition, valuations based on models will be affected by assumptions in the models and may not reflect the prices at which positions could, in fact, be covered or sold. Absent bad faith or manifest error, valuation determinations will be conclusive and binding.
Currency Exchange Exposure Risk
.
The Fund may invest in investments denominated in currencies other than the U.S. Dollar. The Fund, however, values its investments in U.S. Dollars. The Fund may or may not seek to hedge its
non-U.S.
currency exposure by entering into currency hedging transactions. There can be no guarantee that investments suitable for hedging currency or market shifts will be available at the time when the Fund wishes to use them, or that hedging techniques employed by the Fund will be effective. Furthermore, certain currency market risks may not be fully hedged or hedged at all. To the extent unhedged, the value of the Fund’s positions denominated in currencies other than U.S. Dollars will fluctuate with U.S. Dollar exchange rates as well as with the price changes of the investments in the various local markets and currencies. Finally, the Fund may incur costs in connection with conversions between various currencies.
Investment Procedures Risk
.
Subject to any requirements set by law or in this prospectus, the Fund will establish very broad investment policies and procedures for its investments. These policies and procedures will provide the Adviser with substantial discretion when selecting, acquiring and disposing of investments, including in determining the types of investments that it deems appropriate, the investment approach that it follows when making investments and the timing of investments. While the Adviser will periodically review the Fund’s compliance with investment policies and procedures, such policies and procedures may be subject to change and derogation consistent with the business practices of the Fund.
High-Risk Investing Risk
.
Subject to any requirements set by law or in this prospectus, the Fund is not limited with respect to the types of investment strategies it employs or the markets or instruments in which it will invest. The Fund’s capital will be invested in investments that may involve high-risk securities, may be illiquid, and may involve highly speculative investment techniques. Because the Fund will make different types of investments, with different risk, return and market correlation characteristics, it is difficult to predict the risk, return and market correlation characteristics of an investment in the Fund. The markets for the underlying investments in which the Fund will invest will fluctuate with, among other things, changes in market rates of interest, general economic conditions, economic conditions in particular industries, the condition of financial markets and the financial condition of the issuers in which the Fund will invest. In addition, the lack of an established, liquid secondary market for many of such investments may have an adverse effect on the market value of such investments and on the Fund’s ability to achieve liquidity from a disposition.
Risk of Loss
.
No guarantee or representation is made that the Fund’s investment program, including, without limitation, the Fund’s investment objective, diversification strategies or risk monitoring goals, will be successful. Investment results may vary substantially over time. No assurance can be made that profits will be achieved or that substantial or complete losses will not be incurred. Past investment results of the Adviser (or investments otherwise made by the Adviser’s investment professionals) are not necessarily indicative of their future performance.
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities.
The Adviser currently manages and may in the future manage and advise Other Accounts, which may have similar or overlapping investment objectives, in whole or in part, to those of the Fund. An Affiliate of the Adviser has received an exemptive order from the SEC that permits the Fund to
co-invest
with certain other persons, including certain affiliated accounts managed and controlled by the Adviser. Subject to the 1940 Act and the conditions of the co-investment
order issued by the SEC, the Fund may, in certain circumstances, invest with or otherwise participate alongside such Other Accounts on a basis that the Adviser considers fair, reasonable and equitable. Not all investments which are consistent with the Fund’s investment objectives will necessarily be presented to the Fund. In addition, in some instances, investments of the Fund may be made available to and shared with Other Accounts or third-party co-investors.
Certain Other Accounts have or will have substantially the same investment objective as the Fund and investment opportunities are expected to be allocated between these Other Accounts and the Fund in accordance with the Adviser’s investment allocation policy and procedures, which makes such allocations on a basis that the Adviser believes in good faith to be fair and reasonable.
Under circumstances where the Fund may invest in financial instruments in which an Other Account has already invested or is expected to invest, there can be no assurance that the Other Accounts will invest on the same terms, and invest and divest at the same time, as the Fund and no assurance can be made that such conflicts will not materialize. In addition, there may be certain situations where the Fund and an Other Account make separate investments in the same issuer, in which case the terms of the Fund’s investment, including the type of security purchased, may be different from the terms of such Other Account’s investment or the type of security that the Other Account purchases (or the level at which the investment is made in an issuer’s capital structure). Conflicts could arise after an Other Account on the one hand, and the Fund on the other hand, make separate investments in the same financial instrument with respect to the manner and timing of the Fund’s exit from the investment compared to such Other Account’s exit. Furthermore, to the extent that the Fund holds a security that is different (or more or less senior) than those held by such Other Accounts, the Adviser may be presented with decisions involving circumstances where the investments of such Other Accounts are in conflict or competition with those of the Fund, particularly where an investment becomes distressed. In that regard, actions may be taken for the Other Accounts that are adverse to the Fund. In addition, it is possible that in a bankruptcy proceeding the interest of the Fund may be subordinated or otherwise adversely affected by virtue of the involvement and actions of such Other Accounts with respect to such investment. Furthermore, the Adviser may elect to serve on equity holders’ committees, creditors’ committees or other groups to ensure preservation or enhancement of the Fund’s and/or the Other Accounts’ positions as equity holders or creditors. As a member of any such committee or group, the Adviser may owe certain obligations generally to all parties similarly situated that the committee represents, which may create conflicts with the duties the Adviser owes to the Fund.
Other Accounts managed by the Adviser have, and may in the future have, investment objectives similar, in part, to or overlapping with those of the Fund, or that may conflict with those of the Fund. Such conflicts could affect the prices and availability of investments in which the Fund invests. There may be circumstances where investments that are consistent with the Fund’s investment objectives may be required or permitted to be made by or shared with such Other Accounts. The Fund may be prohibited (due to, for example, priority or exclusivity rights granted to other investment funds or regulatory limitations) from pursuing certain investment opportunities and may find that its ability to participate in any particular opportunity may be limited. Where participation in specific investment opportunities may be appropriate for both the Fund and Other Accounts, certain investment opportunities may exist when both the Fund and Other Accounts invest together that may not exist if they do not (e.g., investment opportunities that require larger investment commitments). It should also be noted that Other Accounts may have different time horizons and/or investment periods which could result in portfolio construction, liquidation timeframes and performance attributes. Even if an Other Account has investment objectives, programs or strategies that are similar to those of the Fund, the Adviser may give advice or take action with respect to the investments held by, and transactions of, the Other Accounts that may differ from the advice given or the timing or nature of any action taken with respect to the investments held by, and transactions of, the Fund for a variety of reasons, including differences between the investment strategy, financing terms, regulatory treatment and tax treatment of the Other Accounts and the Fund. As a result, the Fund and an Other Account may have substantially different portfolios and investment returns. Conflicts of interest may also arise when the Adviser makes decisions on behalf of the Fund with respect to matters where the interests of the Adviser or one or more Other Accounts differs from the interests of the Fund.

Investments with Third Parties Risk
.
The Fund may
co-invest
with third parties through joint ventures or other parties’ entities (including, without limitation, other investors, who participate in the identification, acquisition or renovation, or other services or activities related to investment properties for the Fund). Third-party involvement with an investment may negatively impact the returns of such investment if, for example, the third-party co-venturer
has financial difficulties, has economic or business interests or goals that are inconsistent with those of the Fund or is in a position to take (or block) action in a manner contrary to the Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may enter into compensation arrangements relating to such investments, including incentive compensation arrangements. Such compensation arrangements will reduce the returns to participants in the investments.
Risks Arising from Dispositions of Investments
.
In connection with the disposition of an investment, the Fund may be required to make representations about the business and financial affairs of the investment, or may be responsible as a selling stockholder for the contents of disclosure documents under applicable securities laws. The Fund may also be required to indemnify the purchasers of such investments or underwriters to the extent that any such representations or disclosure documents turn out to be incorrect, inaccurate or misleading.
New Fund
 Risk
.
The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to a shareholder.
Retention and Motivation of Key Employees Risk
.
The success of the Fund is dependent upon the talents and efforts of highly skilled individuals employed by the Adviser and the Adviser’s ability to identify and willingness to provide acceptable compensation to attract, retain and motivate talented investment professionals and other employees. There can be no assurance that the Adviser’s investment professionals will continue to be associated with the Adviser throughout the life of the Fund, and the failure to attract or retain such investment professionals could have a material adverse effect on the Fund and its shareholders. Competition in the financial services industry for qualified employees is intense and there is no guarantee that, if lost, the talents of the Adviser’s investment professionals could be replaced.
Key Person Risk
.
In particular, the Fund will depend on the diligence, skill and business contacts of the Adviser’s investment committee, investment principals and managing directors and the information and deal flow they generate during the normal course of their activities. The Fund’s success will depend on the continued service of these individuals and the training of their successors, who are not obligated to remain employed with the Adviser. The departure of any of these individuals (or a significant number of its other investment professionals or personnel) for any reason, or the failure to appoint qualified or effective successors in the event of such departures, could have a material adverse effect on the Fund’s ability to achieve its investment objective.

Risks Related to the Structure of the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Structure of the Fund
Anti-Takeover Risk. The Amended and Restated Declaration of Trust (“Declaration of Trust”) and bylaws (“Bylaws”), as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire a controlling interest in the Fund. Subject to the limitations of the 1940 Act, the Board may, without shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred Shares; and the Board may, without shareholder action, amend the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give shareholders the opportunity to realize a premium over the value of the Shares.
Closed-end Interval Fund; Liquidity Risk. The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. If shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional number of Shares not to exceed 2.00% of the outstanding Shares of the Fund on the Repurchase Request Deadline. In connection with any given repurchase offer, it is expected the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Distribution Payment Risk. The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s and the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.

Investment Dilution Risk
.
The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Declaration of Trust authorizes it to issue an unlimited number of Shares. The Board may amend the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Management Risk
.
The Fund is subject to management risk. In managing the Fund, the Adviser applies investment strategies, techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the intended results. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.
Repurchase Program Risk.
As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to
Rule 23c-3
under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. See “Share Repurchase Program.”
Risks Associated with the Fund Distribution Policy
.
The Fund intends to make regular distributions. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital, which would reduce the NAV of the common shares and, over time, potentially increase the Fund’s expense ratios. If a distribution constitutes a return of capital, it means that the Fund is returning to shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.

There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a shareholder’s tax basis in such shareholder’s Fund Shares. When a shareholder sells Fund Shares, the amount, if any, by which the sales price exceeds the shareholder’s tax basis in Fund Shares may be treated as a gain subject to tax. Because a return of capital reduces a shareholder’s tax basis in Fund Shares, it generally will increase the amount of such shareholder’s gain or decrease the amount of such shareholder’s loss when such shareholder sells Fund Shares. To the extent that the amount of any return of capital distribution exceeds a shareholder’s tax basis in Fund Shares, such excess generally will be treated as gain from a sale or exchange of the shares. As a result from such reduction in tax basis, shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the shareholder’s original investment.
If the Fund elects to issue preferred shares and/or notes or other forms of indebtedness, its ability to make distributions to its common shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s preferred shares, notes or other indebtedness.
Risks Relating to the Fund’s RIC Status.
Although the Fund intends to elect to be treated as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s shareholders, the Fund must, among other things, meet certain source-of-income,
asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes to its shareholders dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to the sum of 90% of the sum of the Fund’s investment company taxable income (generally, its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any), and 90% of the Fund’s net tax-exempt
interest income (if any). If the Fund fails to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at the regular corporate tax rates with no deduction for any dividends paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.
Other
Tax-Related
Risk.
The Fund expects to be treated as a “publicly offered regulated investment company” (within the meaning of Section 67 of the Code) as a result of either (1) shares of its common stock and any preferred stock collectively being held by at least 500 persons at all times during a taxable year, (2) shares of its common stock being treated as regularly traded on an established securities market for any taxable year, or (3) shares of its common stock are continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act). However, there can be no assurance that the Fund will be treated as a publicly offered regulated investment company for all years. If the Fund is not treated as a publicly offered regulated investment company for any calendar year, for purposes of computing the taxable income of U.S. Shareholders that are individuals, trusts or estates, (1) the Fund’s earnings will be computed without taking into account such U.S. Shareholders’ allocable shares of the management and incentive fees paid to the Adviser and certain of the Fund’s other expenses; (2) each such U.S. Shareholder will be treated as having received or accrued a dividend from the Fund in the amount of such U.S. Shareholder’s allocable share of these fees and expenses for such taxable year; (3) each such U.S. Shareholder will be treated as having paid or incurred such U.S. Shareholder’s allocable share of these fees and expenses for the calendar year; and (4) each such U.S. Shareholder’s allocable share of these fees and expenses will be treated as miscellaneous itemized deductions by such U.S. Shareholder. Miscellaneous itemized deductions generally are not deductible by a U.S. Shareholder that is an individual, trust or estate.

Shares Not Listed; No Market for Shares Risk
.
The Fund has been organized as a
closed-end
management investment company.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) because investors in a closed-end
fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end
funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end
fund, is not a liquid investment.

Certain Risks Related to Investment Strategies by the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Certain Risks Related to Investment Strategies by the Fund
Interest Rate Risk. Changes in interest rates can affect the value of the Fund’s investments in fixed-income instruments. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and, inflation rates, governmental actions and other factors. Sustained future interest rate volatility may cause the value of the fixed-income securities held by the Fund to decrease, which may result in substantial withdrawals from the Fund that, in turn, forces the Fund to liquidate such securities at disadvantageous prices negatively impacting the performance of the Fund.
Competition; Availability of Investments Risk. The identification of attractive investment opportunities is difficult and involves a high degree of uncertainty. There can be no assurance that the Fund will be able to identify or successfully pursue attractive investment opportunities in the markets in which the Fund intends to invest for many reasons, including competition for attractive investment opportunities and changes in markets or economic conditions. As a result, there can be no assurance that there will be a sufficient number of suitable investment opportunities to enable the Fund to invest all of its capital in opportunities that satisfy the Fund’s investment objectives or that such investment opportunities will lead to completed investments by the Fund.
Leverage Risk. The Fund intends to utilize leverage and may utilize leverage to the maximum extent permitted by law for investment and other general corporate purposes. The Fund may obtain leverage through TOBs or through forward commitments, reverse repurchase agreements, and other financing transactions, including by issuing preferred shares and/or notes, and borrowing funds from banks and other financial institutions. The Fund may also gain leverage synthetically through swaps and other derivatives. The use of leverage to purchase additional securities creates an opportunity for increased Share dividends, but also creates risks for the Fund’s shareholders, including increased variability of the Fund’s net income, distributions, and/or NAV. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified if the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV, which will be borne entirely by the Fund’s shareholders. To the extent that the Fund makes investments in debt instruments structured with floating rate floors, the Fund will not realize additional income if rates increase during periods when the applicable floating rate remains below the corresponding floor but the Fund’s cost of financing is expected to increase, resulting in the potential for a decrease in the level of income available for dividends or distributions made by the Fund. If the Fund engages in borrowings, it will pay interest on its borrowings, which will increase expenses and may reduce the Fund’s return. These dividend payments or interest expenses (which will be borne entirely by shareholders) may be greater than the Fund’s return on the underlying investments. The Fund’s leveraging strategy, if utilized, may not be successful.
During periods of rising short-term interest rates, the interest paid on floaters in TOBs would increase, which may adversely affect the Fund’s net return. If rising short-term rates coincide with a period of rising long-term rates, the value of securities with longer-term maturities purchased with the proceeds of leverage would decline, adversely affecting the Fund’s NAV. In certain circumstances, adverse changes in interest rates or other events could cause a TOB trust to terminate or collapse, potentially requiring the Fund to liquidate the longer term securities at unfavorable prices to meet the Fund’s outstanding obligations. Rule
18f-4
under the 1940 Act imposes limits on the Fund’s utilization of certain derivatives and other forms of leverage. Rule
18f-4,
among other things, permits a fund to treat TOBs (and other similar financing transactions) either as borrowings (subject to asset coverage requirements under the 1940 Act) or as “derivatives transactions” subject to certain risk-based limits of Rule
18f-4.
The Fund may issue preferred shares and/or notes or other forms of indebtedness as a form of leverage. These means of obtaining leverage would be senior to the Fund’s Shares, such that holders of preferred shares and/or notes or other Fund indebtedness would have priority over the shareholders in the distribution of the Fund’s assets, including dividends, distributions of principal and liquidating distributions. In addition, if the Fund elects to issue preferred shares and/or notes (or other forms of indebtedness) its ability to make distributions to its shareholders or to repurchase its shares will be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the Fund’s lenders.
As a
closed-end
management investment company, the Fund is permitted, under specified conditions, to issue senior securities that are stock if the Fund’s asset coverage, as defined in the 1940 Act, is at least equal to 200% immediately after issuance. As defined in the 1940 Act, asset coverage of 200% means that for every $100 of net assets the Fund holds, the Fund may raise $100 from issuing senior securities. Under the 1940 Act, any preferred stock the Fund issues would constitute a “senior security” for purposes of the 200% asset coverage test.
In addition, while any senior securities remain outstanding, the Fund may be required to make provisions to prohibit any dividend distribution to the Fund’s shareholders or the repurchase of such securities or shares unless the Fund meets the applicable asset coverage ratios at the time of the distribution or repurchase after giving effect to the distribution or repurchase. The Fund is also permitted to borrow amounts up to 5% of the value of the Fund’s total assets for temporary purposes without regard to asset coverage, which borrowings would not be considered senior securities, provided that any such borrowings in excess of 5% of the value of the Fund’s total assets would be subject to the asset coverage ratio requirements of the 1940 Act, even if for temporary purposes.
The Fund will pay (and shareholders will bear) all costs and expenses relating to the issuance and ongoing maintenance of any preferred shares and/or notes or other forms of indebtedness issued by the Fund. As a result, the Fund cannot assure you that the issuance of preferred shares and/or notes or other forms of indebtedness will provide a higher yield or return to the holders of the Fund’s Shares. If the Fund offers and/or issues preferred shares and/or notes or other forms of indebtedness, the costs of the offering will be borne immediately by the Fund’s shareholders and result in a reduction of the NAV of the Fund’s Shares.

So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, the leverage may cause shareholders to receive a higher current rate of return than if the Fund were not leveraged. If, however, long-term and/or short-term rates rise, the interest rate on borrowed money could exceed the rate of return on securities held by the Fund, reducing returns to shareholders. Developments in the credit markets may adversely affect the ability of the Fund to borrow for investment purposes and may increase the costs of such borrowings, which would reduce returns to shareholders.
There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for shareholders, including:

•	the likelihood of greater volatility of NAV, market price and dividend rate of Shares than a comparable portfolio without leverage;

•
the risk that fluctuations in interest rates on borrowings or in dividend payments on, principal proceeds distributed to, or redemption of any preferred shares and/or notes or other forms of indebtedness that the Fund has issued will reduce the return to the shareholders;

•
the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Fund’s Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund’s Shares; and

•	leverage may increase expenses (which will be borne entirely by shareholders), which may reduce total return.
Effects of Leverage. The table below assumes that the Fund’s borrowings represent approximately 20.4% of the Fund’s net assets and that the Fund bears expenses related to such borrowings at an annual effective interest rate of 3.2% (based on interest rates for such borrowing as of a recent date). The table below also assumes that the annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such borrowings would be approximately 0.65%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to borrowings on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5%, and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(12.69)%	(6.67)%	(0.65)%	5.37%	11.39%
Corresponding Share Total Return is composed of two elements – the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s borrowings) and gains or losses on the value of the securities the Fund owns.
ESG Integration
. The Adviser integrates material environmental, social and governance (“ESG”) considerations into its research and investment analysis with the goal of maximizing return and managing risk within the Fund’s investment objective and strategies. The Adviser analyzes issuer practices to identify potentially material ESG factors, which may include environmental impact, governance practices, and ethical business practices. ESG considerations may not be applicable to all types of instruments or investments in the Fund’s portfolio, and the weight given to ESG factors in any particular investment decision will vary.

ESG considerations are one input among many in the Adviser’s investment process and do not constitute a binding constraint on the Fund’s investments. The Fund does not operate as an
ESG-focused
or sustainable investment fund, and the Adviser does not represent that all of the Fund’s investments will satisfy any particular ESG standard or criteria.
Expedited Transactions Risk.
Investment analyses and investment decisions may be undertaken on an expedited basis in order for the Fund to take advantage of available investment opportunities. In such cases, the information available at the time of an investment decision may be limited, and the Adviser may not have access to the detailed information necessary for a thorough evaluation of the investment opportunity. Further, the Adviser may conduct its due diligence activities over a very brief period.
Hedging Transactions Risk.
The Fund may utilize investments for risk management purposes in order to: (i) protect against possible changes in the market value of the Fund’s investment portfolio resulting from fluctuations in the markets and changes in interest rates; (ii) protect the Fund’s unrealized gains in the value of its investment portfolio; (iii) facilitate the sale of any investments; (iv) enhance or preserve returns, spreads or gains on any investment in the Fund’s portfolio; (v) hedge against a directional trade; (vi) hedge the interest rate, credit or currency exchange rate on any of the Fund’s investments; (vii) protect against any increase in the price of any investments the Fund anticipates purchasing at a later date; or (viii) act for any other reason that the Adviser deems appropriate. The Fund will not be required to hedge any particular risk in connection with a particular transaction or its portfolio generally. The Adviser may be unable to anticipate the occurrence of a particular risk and, therefore, may be unable to attempt to hedge against it. While the Fund may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Fund than if it had not engaged in any such hedging transaction. Moreover, the portfolio will always be exposed to certain risks that cannot be hedged.
Lack of Diversification of the Fund’s Overall Portfolio Risk.
The Fund’s portfolio could become significantly focused in any one issuer, industry, sector, strategy, country or geographic region, subject to the limits set forth in this prospectus. The likelihood that the Fund’s portfolio will be focused will be higher during the initial ramp-up
and launch of the Fund. In addition, it is possible that the Adviser may select investments that are concentrated in a limited number or types of investments. There is no assurance as to the degree of diversification that will actually be achieved in the Fund’s investments either by geographic region or asset type. The Fund may make investments assuming contemplated sales that do not actually occur as expected, which could lead to increased risk as a result of the Fund’s having an unintended longer term investment and reduced diversification. This limited diversification may result in the concentration of risk, which, in turn, could expose the Fund to losses disproportionate to market movements in general if there are disproportionately greater adverse price movements in such investments.
Risk of Loss.
No guarantee or representation is made that the Fund’s investment program, including, without limitation, the Fund’s investment objective, diversification strategies or risk monitoring goals, will be successful. Investment results may vary substantially over time. No assurance can be made that profits will be achieved or that substantial or complete losses will not be incurred. Past investment results of the Adviser (or investments otherwise made by the Adviser’s investment professionals) are not necessarily indicative of their future performance.

Limits of Risk Disclosures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limits of Risk Disclosures
The above discussions of the various risks associated with the Fund and the shares are not, and are not intended to be, a complete explanation of the risks involved in an investment in the Fund. Those discussions do, however, summarize the principal risks that should be considered before investing. Prospective investors should read this entire prospectus and consult with their own advisors before deciding whether to invest. In addition, as the investment program of the Fund may change over time, an investment in the Fund may be subject to risk factors not described in this prospectus.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	501 Commerce Street
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
Contact Personnel Name	Leon Hirth
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	2.50%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.50%
Management Fees [Percent]	0.85%	[2]
Interest Expenses on Borrowings [Percent]	0.65%	[2],[3]
Distribution/Servicing Fees [Percent]	0.75%	[2],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.72%	[2],[4]
Other Annual Expenses [Percent]	1.47%	[2],[4]
Total Annual Expenses [Percent]	2.97%	[2]
Waivers and Reimbursements of Fees [Percent]	(1.32%)	[5]
Net Expense over Assets [Percent]	1.65%	[5]
Expense Example, Year 01	$ 41
Expense Example, Years 1 to 3	98
Expense Example, Years 1 to 5	158
Expense Example, Years 1 to 10	$ 318
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A
Outstanding Security, Not Held [Shares] | shares	5,000
Advisor [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	0.85%	[2]
Interest Expenses on Borrowings [Percent]	0.65%	[2],[3]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.72%	[2],[4]
Other Annual Expenses [Percent]	0.72%	[2],[4]
Total Annual Expenses [Percent]	2.22%	[2]
Waivers and Reimbursements of Fees [Percent]	(1.32%)	[5]
Net Expense over Assets [Percent]	0.90%	[5]
Expense Example, Year 01	$ 9
Expense Example, Years 1 to 3	52
Expense Example, Years 1 to 5	98
Expense Example, Years 1 to 10	$ 225
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Advisor Class
Outstanding Security, Not Held [Shares] | shares	5,000

[1]	Investors purchasing Class A Shares may be charged a sales load of up to 2.50% of the investor’s gross purchase. Purchases of Class A shares in amounts of $250,000 or more may be subject to a 1.50%, one-year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. Please consult your financial firm for additional information. See “Plan of Distribution.”
[2]	The Fund pays the Adviser the Management Fee in consideration of the investment advisory services that the Adviser provides to the Fund. See “Investment Advisory Agreement.”
[3]	“Interest Expenses on Borrowed Funds” assumes an annual average indebtedness of approximately 20.4% of the Fund’s average annual net assets with a projected interest rate expense of 3.2%.
[4]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[5]	Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”), between the Fund and the Adviser, the Adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund so that certain of the Fund’s aggregate operating expenses, including organizational and offering expenses, excluding (i) fees and expenses of acquired funds (other than investment advisory fees of acquired funds for which the Adviser serves as investment adviser); (ii) interest expense, financing and borrowing costs, and any other related expenses for borrowings; (iii) taxes; (iv) expenses related to portfolio transactions and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, and prime brokerage fees and expenses); and (v) extraordinary expenses, including expenses related to litigation, to be limited to 1.00% and 0.25% of average daily net assets for Class A Shares and Advisor Class Shares, respectively, in each case on an annualized basis (the “Operating Expense Limitation”). To determine the amount of expenses in excess of the Operating Expense Limitation, the amount of allowable fiscal-year-to-date expenses is computed daily by prorating based on the number of days elapsed within the fiscal year of the Fund (the “Prorated Limitation”). The Prorated Limitation will be compared to the expenses of the Fund recorded through the current day in order to produce the allowable expenses to be recorded and accrued for the Fund’s current day (the “Allowable Expenses”). If the expenses of the Fund for the current day exceed the Allowable Expenses, the Adviser will be responsible for such excess and will for the current day (i) reduce the Adviser’s advisory fees and/or (ii) reimburse the Fund accordingly. The Expense Limitation Agreement will remain in effect for a period of one-year from the effective date of this Registration Statement and will terminate automatically upon the expiration of the Term, unless renewed by the Adviser, subject to Board approval thereof. The Expense Limitation Agreement may be terminated at any time, and without payment of any penalty, by the Board upon sixty (60) days’ written notice to the Adviser. The Adviser may not terminate the Expense Limitation Agreement unless the Adviser provides the Fund with at least sixty (60) days’ notice. The Adviser may receive reimbursement of any fees waived or reimbursements made to the Fund pursuant to the Expense Limitation Agreement; provided, however, that only fees waived or reimbursements made to the Fund during the 12-month period from the effective date of this Registration Statement (the “Eligible Period”) shall be eligible for recoupment, and any such recoupment must be made within three years of the date on which the Fund incurred the expense. The Adviser may seek recoupment of Eligible Period expenses only if such recoupment can be achieved within the operating expense limitation in effect at the time of the waiver or the operating expense limitation in effect at the time of recoupment, whichever is lower, and such repayment has been approved by the Board.